Municipal Total Return Managed Accounts
Portfolio
Portfolio of Investments April 30, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 96.2%
X –
MUNICIPAL BONDS - 96 .2 % X 1,459,114,900
Alabama - 0.5%
$ 1,270 DCH Health Care Authority, Alabama, Healthcare Facilities Revenue
Bonds, Refunding  Series 2015, 5.000%, 6/01/33
6/25 at 100.00 $ 1,281,498
2,960 Huntsville, Alabama, General Obligation Warrants, Series 2023B, 5.000%,
3/01/40
3/33 at 100.00 3,285,326
1,415 Madison Water and Wastewater Board, Alabama, Water and Sewer
Revenue Bonds, Series 2023, 5.250%, 12/01/48
12/33 at 100.00 1,554,517
1,205 The Public Educational Building Authority of Jacksonville, Alabama,
Jacksonville State University Foundation, Higher Educational Facilities
Revenue Bonds, Jackson State University Project Series 2023A, 5.000%,
8/01/54 - AGM Insured
2/33 at 100.00 1,246,991
Total Alabama 7,368,332
Alaska - 0.5%
1,400 Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 5.000%,
1/01/30, (AMT)
7/25 at 100.00 1,410,248
1,590 Alaska Municipal Bond Bank, General Obligation Bonds, Three Series
2015, 5.250%, 10/01/31
4/25 at 100.00 1,610,867
Alaska Municipal Bond Bank, General Obligation Bonds, Three Series
2023
:
1,030 5.250%, 12/01/38, (AMT) 12/33 at 100.00 1,115,229
1,145 5.250%, 12/01/40, (AMT) 12/33 at 100.00 1,230,594
2,310 Anchorage, Alaska, Solid Waste Services Revenue Bonds, Refunding
Series 2022A, 5.500%, 11/01/41
11/32 at 100.00 2,599,987
Total Alaska 7,966,925
Arizona - 1.7%
2,200 (c) Arizona Industrial Development Authority Education Revenue Bonds,
Pinecrest Academy of Northern Nevada Project, Series 2022A, 4.500%,
7/15/29
7/25 at 100.00 2,072,952
100 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37
7/27 at 100.00 100,196
1,000 (c) Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/51
7/27 at 100.00 925,849
60 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 4.000%, 3/01/27
No Opt. Call 58,462
750 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada ? Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.000%, 7/15/28
7/26 at 100.00 759,143
Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Leman Academy of Excellence Projects, Series 2022A
:
500 4.000%, 7/01/28 No Opt. Call 492,683
500 4.000%, 7/01/29 No Opt. Call 491,636
1,405 4.000%, 7/01/30 7/29 at 100.00 1,377,987
1,605 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Sun Valley Academy, Series 2024A, 6.250%, 7/01/44
7/31 at 100.00 1,648,584

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 2,875 Maricopa County Union High School District 216 Agua Fria, Arizona,
General Obligation Bonds, School Improvement, Project of 2023, Series
2024A, 5.000%, 7/01/42
7/33 at 100.00 $ 3,167,344
1,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 1,006,029
3,785 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Junior Lien Series 2023, 5.250%, 7/01/47
7/33 at 100.00 4,174,169
5,025 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2014A, 5.000%,
7/01/44
7/24 at 100.00 4,696,123
410 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%,
2/01/50
2/28 at 100.00 419,857
3,300 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023A, 5.000%, 1/01/50
1/33 at 100.00 3,511,681
Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A
:
45 (c) 3.900%, 9/01/24 No Opt. Call 44,819
1,500 (c) 5.000%, 9/01/34 3/25 at 100.00 1,476,147
Total Arizona 26,423,661
Arkansas - 0.3%
1,800 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-1, 5.000%, 9/01/36
9/30 at 100.00 1,842,699
2,015 Arkansas Tech University, Revenue Bonds, Refunding Student Fee Series
2022A, 5.000%, 12/01/42 - BAM Insured
12/30 at 100.00 2,091,165
1,000 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas Children's
Hospital, Series 2023, 5.000%, 3/01/41
3/33 at 100.00 1,068,582
Total Arkansas 5,002,446
California - 4.7%
655 California Educational Facilities Authority, Revenue Bonds, Stanford
University, Series 2013-U3, 5.000%, 6/01/43
No Opt. Call 770,577
205 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35
8/27 at 100.00 212,524
3,540 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health System, Series 2009C, 5.000%, 7/01/33
1/33 at 100.00 3,913,261
450 California Health Facilities Financing Authority, Revenue Bonds, Stanford
Health Care, Series 2020A, 4.000%, 8/15/50
8/30 at 100.00 438,706
2,420 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.950%,
1/01/50, (AMT), (Mandatory Put 1/30/25)
5/24 at 100.00 2,419,916
100 (c) California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 5.500%, 6/01/38
6/26 at 100.00 100,658
1,180 (c) California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36
7/26 at 100.00 1,185,441
1,500 (c) California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2018A, 5.000%, 7/01/38
7/28 at 100.00 1,490,425
California Municipal Finance Authority, Educational Facilities Revenue
Bonds, Westside Neighborhood School Project, Series 2024
:
600 (c) 5.500%, 6/15/39, (WI/DD) 6/31 at 102.00 614,617
315 (c) 5.900%, 6/15/44, (WI/DD) 6/31 at 102.00 324,805

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 735 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A,
5.000%, 8/15/30
8/24 at 100.00 $ 736,574
California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A
:
3,015 5.000%, 7/01/33 7/27 at 100.00 3,098,183
1,750 4.000%, 7/01/42 7/27 at 100.00 1,538,444
6,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/38, (AMT)
6/28 at 100.00 5,918,324
4,000 (c) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination Project,
Series 2012, 5.000%, 11/21/45, (AMT)
7/24 at 100.00 4,000,379
355 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2021A, 4.000%, 10/15/24
No Opt. Call 353,454
1,000 (c) California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/35
8/25 at 100.00 1,008,520
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016
:
305 (c) 5.000%, 8/01/24 No Opt. Call 304,994
25 (c),(d) 5.000%, 8/01/24, (ETM) No Opt. Call 25,071
325 (c) 5.000%, 8/01/25 No Opt. Call 326,242
35 (c),(d) 5.000%, 8/01/25, (ETM) No Opt. Call 35,665
725 (c) 5.000%, 8/01/26 8/25 at 100.00 730,075
65 (c),(d) 5.000%, 8/01/26, (Pre-refunded 8/01/25) 8/25 at 100.00 66,236
225 (c) 5.000%, 8/01/27 8/25 at 100.00 226,980
25 (c),(d) 5.000%, 8/01/27, (Pre-refunded 8/01/25) 8/25 at 100.00 25,476
1,485 (c) California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/37
10/27 at 100.00 1,494,902
700 (c) California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2016A, 5.000%, 6/01/31
6/25 at 100.00 704,948
California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools ? Obligated Group, Series 2017G
:
310 (c) 5.000%, 6/01/30 6/27 at 100.00 316,188
325 (c) 5.000%, 6/01/37 6/27 at 100.00 326,341
1,195 California State, General Obligation Bonds, Various Purpose Series 2023,
5.250%, 10/01/45
4/33 at 100.00 1,332,851
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A
:
3,900 (c) 5.000%, 12/01/36 6/26 at 100.00 3,953,755
280 (c) 5.000%, 12/01/46 6/26 at 100.00 280,547
165 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/38
6/28 at 100.00 170,329
750 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.125%, 8/15/47 -
AGM Insured
8/32 at 100.00 798,952
1,250 El Rancho Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2016 Series 2023D, 5.750%, 8/01/48 - BAM
Insured
8/33 at 100.00 1,450,282
5,000 Glendale Unified School District, Los Angeles County, California, General
Obligation Bonds, 2011 Election Series 2016C, 3.000%, 9/01/39
9/26 at 100.00 4,295,482
750 Irvine, California, Special Tax Bonds, Community Facilities District 2004-1
Central Park, Series 2015A, 4.000%, 9/01/35
9/25 at 100.00 750,608

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 50 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.000%, 11/15/35
No Opt. Call $ 53,565
1,145 Long Beach, California, Airport Revenue Bonds, Senior Refunding Series
2022C, 5.250%, 6/01/47 - AGM Insured, (AMT)
6/32 at 100.00 1,212,629
320 Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina
Project, Series 2015, 5.000%, 5/15/24
No Opt. Call 320,041
1,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding & Subordinate Green Series
2023A, 5.250%, 5/15/40, (AMT)
5/33 at 100.00 1,099,630
2,220 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022I,
5.000%, 5/15/48
11/31 at 100.00 2,379,522
1,475 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/31,
(AMT)
5/25 at 100.00 1,490,773
5,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Series 2022H, 5.500%, 5/15/38,
(AMT)
11/31 at 100.00 5,582,320
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B
:
2,200 5.000%, 5/15/33, (AMT) 5/26 at 100.00 2,251,250
500 5.000%, 5/15/34, (AMT) 5/26 at 100.00 511,587
1,000 North Lake Tahoe Public Financing Authority, California, Lease Revenue
Bonds, Health & Human Services Center Series 2022, 5.500%, 12/01/47
12/29 at 103.00 1,106,304
1,290 Sacramento, California, Special Tax Bonds, Community Facilities District 4
North Natomas, Refunding Series 2015F, 5.000%, 9/01/27
9/25 at 100.00 1,307,286
295 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/32
9/25 at 100.00 299,945
3,000 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023C, 5.500%,
5/01/38, (AMT)
5/33 at 100.00 3,375,684
4,000 San Francisco Unified School District, California, General Obligation
Bonds, Proposition A, Election of 2011 & 2006, Series 2015C&F, 4.000%,
6/15/34
6/24 at 100.00 3,980,776
Total California 70,712,044
Colorado - 5.5%
1,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 866,803
1,630 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding Convertible to Unlimited Tax
Series 2023A, 5.000%, 12/01/48 - BAM Insured
12/33 at 100.00 1,677,392
500 Bromley Park Metropolitan District No. 2, In the City of Brighton, Adams
and Weld Counties, Colorado, Senior General Obligation Limited Tax
Refunding Bonds, Series 2023, 5.500%, 12/01/43 - BAM Insured
12/33 at 100.00 550,318
5,785 Centennial Water and Sanitation District, Douglas County, Colorado,
Water and Wastewater Revenue Bonds, Series 2024, 5.250%, 12/01/53
12/33 at 100.00 6,292,013
520 Chambers Highpoint Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2021, 5.000%,
12/01/41
9/26 at 103.00 444,507
1,330 Colorado Department of Transportation, Headquarters Facilities Lease
Purchase Agreement Certificates of Participation, Series 2016, 5.000%,
6/15/35
6/26 at 100.00 1,354,100

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 500 (c) Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.000%,
7/01/36
7/25 at 100.00 $ 500,414
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Littleton Preparatory Charter School, Series 2013
:
415 5.000%, 12/01/33 5/24 at 100.00 415,046
845 5.000%, 12/01/42 5/24 at 100.00 808,306
1,555 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2016A, 5.000%, 11/15/41
5/26 at 100.00 1,573,331
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
:
1,155 5.250%, 11/01/36 11/32 at 100.00 1,283,017
5,300 5.250%, 11/01/52 11/32 at 100.00 5,596,306
900 Colorado Science and Technology Park Metropolitan District No.1, Special
Revenue  Improvement Bonds, Refunding Series 2018, 5.000%, 12/01/33
7/24 at 103.00 928,814
1,930 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2014A-2, 4.000%, 11/15/34
11/24 at 100.00 1,932,002
4,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A, 5.250%, 11/15/48
11/33 at 100.00 4,402,957
1,665 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A, 5.500%, 11/15/35, (AMT)
11/32 at 100.00 1,905,832
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D
:
1,725 5.750%, 11/15/34, (AMT) 11/32 at 100.00 2,028,806
805 5.750%, 11/15/35, (AMT) 11/32 at 100.00 945,240
3,500 5.750%, 11/15/40, (AMT) 11/32 at 100.00 3,969,169
2,500 5.750%, 11/15/41, (AMT) 11/32 at 100.00 2,823,668
700 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2023B, 5.500%, 11/15/40, (AMT)
11/33 at 100.00 782,014
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:
1,100 5.000%, 12/01/25 No Opt. Call 1,109,058
500 5.000%, 12/01/36 12/26 at 100.00 507,608
5,000 Eagle, Garfield and Routt Counties School District RE50J, Colorado,
General Obligation Bonds, Series 2024, 5.000%, 12/01/42
12/33 at 100.00 5,485,515
3,000 (c) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 2,955,206
300 Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022, 5.550%,
12/01/47
12/27 at 103.00 303,686
500 Grandview Reserve Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Senior Bonds, Series 2022A and Limited
Tax General Obligation Subordinate Bonds, Series 2022B(3), 6.250%,
12/01/52
9/27 at 103.00 471,841
500 (c) Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51
12/26 at 103.00 424,405
2,000 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2024A, 5.000%, 12/01/49 -
AGM Insured
12/29 at 103.00 2,080,685
2,550 (c) Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.125%, 11/01/42
11/29 at 103.00 2,540,363

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 500 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 6.250%,
12/01/37
12/27 at 103.00 $ 502,926
1,300 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022, 5.250%, 7/01/52
7/31 at 100.00 1,387,273
1,330 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1, 7.500%, 12/01/52
12/27 at 103.00 1,329,190
1,035 (c) Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40
5/24 at 100.00 1,002,118
1,130 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement Series
2017, 5.000%, 12/01/42
12/27 at 100.00 1,157,594
Ravenna Metropolitan District, Douglas County, Colorado, General
Obligation Bonds, Refunding Limited Tax Series 2023
:
1,400 5.000%, 12/01/38 - AGM Insured 12/33 at 100.00 1,491,406
690 5.000%, 12/01/43 - AGM Insured 12/33 at 100.00 715,930
1,345 Silverstone Metropolitan District 3, Weld County, Colorado, General
Obligation and Special Revenue Bonds, Limited Tax Series 2023, 7.750%,
12/01/45
12/28 at 103.00 1,357,012
State of Colorado, Rural Colorado, Certificates of Participation, Series
2022
:
2,060 6.000%, 12/15/39 12/32 at 100.00 2,457,458
7,870 6.000%, 12/15/40 12/32 at 100.00 9,297,535
900 Thompson Crossing Metropolitan District 4, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding & Improvement Series 2019, 5.000%, 12/01/39
9/24 at 103.00 866,799
1,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/41
3/26 at 103.00 805,901
1,250 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds, Refunding &
Improvement Series 2020, 5.000%, 12/01/40
12/25 at 103.00 1,211,629
1,000 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 938,344
700 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/40
3/26 at 103.00 620,363
750 Wildwing Metropolitan District 5, Larimer County, Colorado, Limited Tax
General Obligation Bonds, Refunding and Improvement Series 2024,
4.500%, 12/01/53 - AGM Insured, (WI/DD)
12/33 at 100.00 745,824
Total Colorado 82,845,724
Connecticut - 0.9%
5,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 4,447,700
Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017
:
1,115 (c) 5.000%, 4/01/30 4/27 at 100.00 1,122,207
6,465 (c) 5.000%, 4/01/39 4/27 at 100.00 6,416,942
775 University of Connecticut, General Obligation Bonds, Series 2023A,
5.000%, 8/15/41
8/33 at 100.00 857,487
Total Connecticut 12,844,336

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Delaware - 0.1%
$ 375 (c) Bridgeville, Delaware, Special Obligation Bonds, Heritage Shores Special
Development District, Series 2024, 5.250%, 7/01/44, (WI/DD)
7/33 at 100.00 $ 386,737
720 Delaware State Housing Authority, Senior Single Family Mortgage
Revenue Bonds, Series 2024A, 4.625%, 7/01/49
1/33 at 100.00 718,686
Total Delaware 1,105,423
District of Columbia - 1.0%
2,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Refunding Series 2017A, 5.000%, 7/01/37
1/28 at 100.00 2,053,269
2,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Refunding Series 2017B, 5.000%, 7/01/37
1/28 at 100.00 2,053,269
1,240 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Series 2019, 4.000%, 7/01/44
7/29 at 100.00 1,122,749
1,540 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 5.000%, 10/01/47
10/29 at 100.00 1,574,804
3,500 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2014A, 5.000%, 10/01/28, (AMT)
10/24 at 100.00 3,508,118
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/34, (AMT)
10/24 at 100.00 5,013,734
Total District of Columbia 15,325,943
Florida - 12.1%
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022
:
530 4.250%, 5/01/32 No Opt. Call 519,520
1,000 5.000%, 5/01/42 5/32 at 100.00 973,928
1,495 Bay County School Board, Florida, Certificates of Participation, Series
2022A, 5.500%, 7/01/42
7/32 at 100.00 1,645,003
715 Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33
5/24 at 100.00 715,519
2,000 Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A, 5.000%, 4/01/52
4/32 at 100.00 2,064,421
4,100 Broward County School District, Florida, General Obligation Bonds,
School Series 2022, 5.000%, 7/01/47
7/32 at 100.00 4,385,386
1,000 Broward County, Florida, Port Facilities Revenue Bonds, Series 2022,
5.250%, 9/01/47, (AMT)
9/32 at 100.00 1,055,391
4,000 (c) Cabot Citrus Farms Community Development District, Florida, Special
Revenue Bond, Anticipated Note Series 2024, 5.250%, 3/01/29
5/25 at 103.00 4,014,262
1,000 Cape Coral, Florida, Water and Sewer Revenue Bonds, Series 2023,
5.250%, 10/01/48 - BAM Insured
10/33 at 100.00 1,098,563
2,095 (c) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2019, 5.000%, 7/01/54
7/26 at 103.00 1,890,334
110 (c) Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2021A, 4.000%,
10/01/51, (AMT)
10/31 at 100.00 90,098
Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Ave Maria University, Refunding Series 2023
:
2,235 5.500%, 6/01/30 No Opt. Call 2,333,503
2,490 5.500%, 6/01/32 No Opt. Call 2,620,642
Corkscrew Crossing Community Development District, Florida, Special
Assessment Bonds, Series 2023
:

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 500 4.300%, 5/01/33 No Opt. Call $ 498,155
1,000 5.100%, 5/01/43 5/33 at 100.00 984,463
1,190 Daytona Beach Florida Housing Authority,Multi-family Housing Revenue
Bonds, WM At The River LP, Series 2021 B, 1.250%, 12/01/25, (Mandatory
Put 12/01/24)
12/24 at 100.00 1,165,329
2,375 Escambia County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Baptist Health Care Corporation Obligated Group, Series
2020A, 5.000%, 8/15/32
2/30 at 100.00 2,479,869
2,950 Escambia County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Baptist Health Care Corporation Obligated, Series
2020A, 5.000%, 8/15/33
2/30 at 100.00 3,071,355
925 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Cornerstone Charter Schools Project, Series 2022, 5.000%,
10/01/32
10/29 at 100.00 939,859
120 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2014A,
5.750%, 7/01/24
No Opt. Call 120,121
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C
:
175 (c) 5.150%, 7/01/27 No Opt. Call 176,337
385 (c) 5.750%, 7/01/47 7/27 at 101.00 385,388
170 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A,
6.000%, 6/15/35
6/25 at 100.00 171,873
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
5,500 5.000%, 7/01/44 - AGM Insured, (AMT), (WI/DD) 7/32 at 100.00 5,726,411
3,600 5.250%, 7/01/47 - AGM Insured, (AMT), (WI/DD) 7/32 at 100.00 3,796,300
1,000 Florida Gulf Coast University Financing Corporation, Capital Improvement
Revenue Bonds, Refunding Housing Project, Series 2022A, 5.000%,
2/01/40
8/32 at 100.00 1,064,053
12,000 Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series
2015A, 5.000%, 10/01/35
10/25 at 100.00 12,118,303
2,285 Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of
Transportation, Series 2018A, 4.000%, 7/01/41
7/28 at 100.00 2,235,582
760 (c) Fort Lauderdale, Florida, Special Assessment Bonds, Las Olas Isles
Undergrounding Project, Series 2022, 4.000%, 7/01/42
7/32 at 100.00 656,661
4,000 Hernando County, Florida, Non-Ad Valorem Revenue Bonds, Series 2022,
5.250%, 6/01/47
6/32 at 100.00 4,280,086
1,905 Hialeah Utility Systems, Florida, Systems Revenue Bonds, Refunding Series
2022, 5.000%, 10/01/33
10/32 at 100.00 2,082,629
Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A
:
7,415 5.000%, 10/01/34, (AMT) 10/24 at 100.00 7,435,367
4,000 5.000%, 10/01/40, (AMT) 10/24 at 100.00 4,002,271
3,250 (d) 5.000%, 10/01/40, (Pre-refunded 10/01/24), (AMT) 10/24 at 100.00 3,258,941
715 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/35, (AMT)
10/28 at 100.00 752,175
300 Hobe-Saint Lucie Conservancy District, Florida, Special Assessment
Revenue Bonds, Improvement Unit 1A, Series 2024, 5.600%, 5/01/44
5/34 at 100.00 304,518

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 2,860 Hollywood Beach Community Development District 1, Florida, Revenue
Bonds, Public Parking Facilitiy Project, Refunding Series 2020, 5.000%,
10/01/35
10/30 at 100.00 $ 3,033,365
1,110 (c) Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville
University Project, Series 2018B, 5.000%, 6/01/53
6/28 at 100.00 995,885
1,875 Julington Creek Plantation Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2023, 5.500%, 5/01/43 - AGM
Insured
5/33 at 100.00 2,042,574
400 Lake Worth Beach, Florida, Consolidated Utility Revenue Bonds, Series
2022, 5.000%, 10/01/36 - BAM Insured
10/32 at 100.00 447,878
1,665 Lakeland, Florida, Energy System Revenue Bonds, Refunding Series 2023,
5.000%, 10/01/42
10/33 at 100.00 1,802,377
10,000 Lakeland, Florida, Energy System Revenue Bonds, Series 2021, 5.000%,
10/01/48
No Opt. Call 10,750,564
885 Lauderhill, Florida, Water and Sewer Revenue Bonds, Series 2023,
5.000%, 10/01/48 - AGM Insured
10/33 at 100.00 936,469
855 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A,
5.250%, 6/15/27
5/24 at 100.00 851,550
265 (c) Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2012A,
5.000%, 6/15/24
5/24 at 100.00 264,794
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2024A
:
1,000 (c) 6.000%, 6/15/38 6/31 at 103.00 1,005,566
1,000 (c) 6.250%, 6/15/42 6/31 at 103.00 1,005,490
605 Lee County, Florida, Solid Waste System Revenue Bonds, Refunding
Series 2016, 5.000%, 10/01/26, (AMT)
No Opt. Call 612,472
2,895 Manatee County, Florida, Public Utilities Revenue Bonds, Improvement
and Refunding Series 2023, 4.000%, 10/01/48
4/33 at 100.00 2,784,044
Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds,
Mount Sinai Medical Center of Florida Project, Refunding 2014
:
9,250 5.000%, 11/15/39 11/24 at 100.00 9,268,310
6,550 5.000%, 11/15/44 11/24 at 100.00 6,562,477
Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds,
Series 2014
:
900 5.000%, 10/01/27 10/24 at 100.00 902,783
920 5.000%, 10/01/28 10/24 at 100.00 923,265
500 5.000%, 10/01/30 10/24 at 100.00 501,904
325 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/40
5/24 at 100.00 321,456
Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A
:
1,145 5.000%, 10/01/28, (AMT) 10/24 at 100.00 1,147,750
10,000 5.000%, 10/01/33, (AMT) 10/24 at 100.00 10,019,881
4,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2018A, 5.000%, 10/01/38, (AMT)
10/28 at 100.00 4,122,184
Monroe County, Florida, Airport Revenue Bonds, Key West International
Airport, Series 2022
:
1,430 5.000%, 10/01/39, (AMT) 10/32 at 100.00 1,484,816
1,575 5.000%, 10/01/41, (AMT) 10/32 at 100.00 1,618,666
745 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/29
No Opt. Call 801,980

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Jupiter Medical Center, Series 2022
:
$ 620 5.000%, 11/01/34 11/32 at 100.00 $ 652,048
750 5.000%, 11/01/36 11/32 at 100.00 779,096
1,520 5.000%, 11/01/47 11/32 at 100.00 1,521,683
2,175 5.000%, 11/01/52 11/32 at 100.00 2,148,133
1,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt
Cancer Center and Research Institute Capital Improvement Series 2023A,
5.500%, 9/01/41 - AGM Insured
3/33 at 100.00 1,109,849
1,000 Poitras East Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2023, 4.200%, 5/01/33
No Opt. Call 994,815
Pompano Beach, Florida, Revenue Bonds, John Knox Village Project,
Series 2015
:
225 5.000%, 9/01/24 No Opt. Call 224,954
410 5.000%, 9/01/35 9/24 at 100.00 410,388
5,000 Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2018, 5.000%, 7/01/38
7/28 at 100.00 5,165,480
2,120 Sarasota County, Florida, Utility System Revenue Bonds, Series 2022,
5.250%, 10/01/52
10/32 at 100.00 2,301,226
4,440 Sarasota County, Florida, Utility System Revenue Bonds, Series 2023,
5.000%, 10/01/48
4/33 at 100.00 4,745,801
St. Johns County School Board, Florida, Certificates of Participation, Series
2024A
:
2,200 5.250%, 7/01/46 - AGM Insured 7/33 at 100.00 2,397,142
3,000 5.500%, 7/01/49 - AGM Insured 7/33 at 100.00 3,312,677
1,350 Sumter County School Board, Florida, Certificates of Participation, Series
2024, 5.250%, 1/01/49 - AGM Insured, (WI/DD)
7/33 at 100.00 1,449,218
1,425 Tampa Bay, Florida, Regional Water Supply Authority, Utility System
Revenue Bonds, Sustainability Series 2022, 5.250%, 10/01/47
10/32 at 100.00 1,547,606
4,090 Tampa, Florida, Water and Wastewater Systems Revenue Bonds, Green
Series 2022A, 5.250%, 10/01/57
10/32 at 100.00 4,420,970
15 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
5/24 at 100.00 14,541
Village Community Development District 10, Sumter County, Florida,
Special Assessment Revenue Bonds, Refunding Series 2023
:
1,110 5.000%, 5/01/39 - AGM Insured 5/33 at 100.00 1,194,200
985 5.000%, 5/01/40 - AGM Insured 5/33 at 100.00 1,054,263
2,930 (c) Village Community Development District 14, Leesburg, Florida, Special
Assessment Bonds, Series 2022, 4.750%, 5/01/32
5/30 at 100.00 3,042,914
Total Florida 183,808,120
Georgia - 1.4%
3,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022B, 5.000%,
7/01/38, (AMT)
7/32 at 100.00 3,230,070
2,390 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A, 5.000%,
4/01/35
4/27 at 100.00 2,477,856
1,000 Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023B, 5.750%,
4/01/53
4/33 at 100.00 1,107,882
8,425 Coweta County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 5.000%, 7/01/44
7/29 at 100.00 8,615,985
1,860 Georgia Ports Authority, Revenue Bonds, Series 2022, 5.250%, 7/01/43 7/32 at 100.00 2,063,935

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 950 Henry County Hospital Authority, Georgia, Revenue Certificates, Piedmont
Henry Hospital Project, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 $ 951,681
2,500 (c) Marietta Development Authority, Georgia, University Facilities Revenue
Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%,
11/01/27
No Opt. Call 2,512,569
Total Georgia 20,959,978
Guam - 0.1%
1,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/33
11/25 at 100.00 1,011,734
Total Guam 1,011,734
Hawaii - 0.5%
1,600 Hawaii Department of Transportation - Airports Division, Lease Revenue
Certificates of Participation, Series 2013, 5.000%, 8/01/28, (AMT)
5/24 at 100.00 1,600,447
3,840 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2022B, 5.250%, 7/01/41
7/32 at 100.00 4,270,452
Kauai County, Hawaii, Special Tax Bonds, Community Facilities District
2008-1 Kukuiula Development Project, Series 2022
:
440 4.000%, 5/15/29 No Opt. Call 426,288
470 4.000%, 5/15/30 No Opt. Call 452,647
375 5.000%, 5/15/31 No Opt. Call 384,480
250 5.000%, 5/15/32 No Opt. Call 256,800
Total Hawaii 7,391,114
Idaho - 1.2%
Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock
Hydroelectric Project Revenue Bonds, Refunding Series 2015
:
500 5.000%, 6/01/29 12/24 at 100.00 503,192
1,000 5.000%, 6/01/30 12/24 at 100.00 1,006,040
2,090 5.000%, 6/01/31 12/24 at 100.00 2,102,026
610 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/29
9/26 at 100.00 613,192
Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A
:
1,250 5.000%, 3/01/37 9/28 at 100.00 1,283,637
4,000 4.000%, 3/01/38 9/28 at 100.00 3,901,386
6,105 Idaho Housing & Finance Association, Idaho, Sales Tax Revenue Bonds,
Transportation Expansion & Congestion Mitigation Fund, Series 2023A,
5.250%, 8/15/48
8/33 at 100.00 6,681,552
1,170 (c) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Future Public School Project, Series 2022A, 4.000%, 5/01/32
5/29 at 103.00 1,091,449
750 (c) Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2024, 6.250%, 9/01/53
3/29 at 103.00 761,074
Total Idaho 17,943,548
Illinois - 7.3%
569 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series
2013A, 7.125%, 3/15/33
5/24 at 100.00 569,032
600 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2020A, 5.000%, 1/01/35
1/30 at 100.00 655,423
Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A
:
3,850 5.000%, 1/01/35 1/32 at 100.00 4,159,806
1,685 5.500%, 1/01/39 1/32 at 100.00 1,831,476

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 3,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/40
1/25 at 100.00 $ 3,009,042
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023C
:
5,000 5.000%, 1/01/33 No Opt. Call 5,456,019
385 5.000%, 1/01/40 1/34 at 100.00 405,818
1,500 5.000%, 1/01/41 1/34 at 100.00 1,573,957
4,320 Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2012, 4.000%, 11/01/37
5/24 at 100.00 4,247,373
4,650 DuPage County School District 58 Downers Grove, Illinois, General
Obligation Bonds,  School Series 2022, 5.250%, 12/15/40
12/32 at 100.00 5,180,307
2,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2014, 4.000%, 8/01/38
8/24 at 100.00 1,982,718
525 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/39
8/31 at 100.00 492,461
Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
:
1,220 (c) 4.300%, 8/01/28 No Opt. Call 1,230,304
1,000 (c) 5.250%, 8/01/38 8/33 at 100.00 1,062,373
3,000 (d) Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare,
Series 2017A, 5.000%, 1/01/36, (Pre-refunded 1/01/27)
1/27 at 100.00 3,127,309
Illinois Finance Authority, Revenue Bonds, Northshore University
HealthSystem, Series 2020A
:
1,750 4.000%, 8/15/40 8/30 at 100.00 1,711,645
2,000 4.000%, 8/15/41 8/30 at 100.00 1,935,773
9,885 Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
Healthcare, Series 2017A, 4.000%, 7/15/47
1/28 at 100.00 9,421,767
2,750 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 5.000%, 11/15/38
5/25 at 100.00 2,762,257
12,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44
8/25 at 100.00 12,059,102
Illinois Finance Authority, Revenue Bonds, Smith Crossing, Refunding
Series 2022
:
725 4.000%, 10/15/30 4/29 at 103.00 671,416
Illinois Finance Authority, Student Housing & Academic Facility Revenue
Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of
Illinois at Chicago Project, Series 2017A
:
830 5.000%, 2/15/26 No Opt. Call 834,442
400 5.000%, 2/15/29 8/27 at 100.00 406,019
1,415 Illinois Housing Development Authority, Revenue Bonds, Social Series
2022G, 6.250%, 10/01/52
4/32 at 100.00 1,505,026
5,425 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/32 - AGM Insured
6/24 at 100.00 5,427,235
2,000 Illinois State, General Obligation Bonds, December Series 2017B, 5.000%,
12/01/24
No Opt. Call 2,011,404
5,000 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/30
No Opt. Call 5,327,465
6,000 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/28
11/27 at 100.00 6,263,819
2,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Series 2024A, 5.000%, 1/01/38
7/34 at 100.00 2,281,653

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 5,330 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015B, 5.000%, 1/01/40
1/26 at 100.00 $ 5,425,371
4,830 Knox & Warren Counties Community Unit School District 205 Galesburg,
Illinois, General Obligation Bonds, Series 2019A, 5.500%, 12/01/37
12/27 at 100.00 5,147,369
1,100 Lake County Consolidated High School District 120 Mundelein, Illinois,
General Obligation Bonds, School Series 2022A, 5.500%, 12/01/40
12/32 at 100.00 1,205,438
600 Madison, Bond and Montgomery Counties Community Unit School
District 05, Highland, Illinois, General Obligation Bonds, School Series
2022B, 5.500%, 2/01/42 - AGM Insured
2/30 at 100.00 646,444
1,000 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project,
Refunding Series 2018B, 5.000%, 10/01/39
4/25 at 100.00 961,668
1,000 Sangamon County School District 186 Springfield, Illinois, General
Obligation Bonds, Alternate Revenue Source Series 2023, 5.500%,
6/01/48 - AGM Insured
6/33 at 100.00 1,074,565
2,250 Southwestern Illinois Development Authority, Local Government Revenue
Bonds, Edwardsville Community Unit School District 7 Project, Series
2023A, 5.500%, 12/01/35 - BAM Insured
12/31 at 100.00 2,575,167
2,000 Will County School District 114, Manhattan, Illinois, General Obligation
Bonds, Series 2022, 5.500%, 1/01/43 - BAM Insured
1/33 at 100.00 2,207,113
4,000 Will County, Illinois, General Obligation Bonds, Alternate Revenue Source
Series 2019, 4.000%, 11/15/47
11/29 at 100.00 3,712,119
Total Illinois 110,557,695
Indiana - 5.1%
Avon Community School Building Corporation, Hendricks County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series 2023
:
1,000 5.500%, 7/15/41 7/33 at 100.00 1,132,721
1,625 5.500%, 1/15/43 7/33 at 100.00 1,818,718
3,500 Brownsburg 1999 School Building Corporation, Indiana, First Mortgage
Bonds, Series 2023, 5.500%, 7/15/40
7/31 at 100.00 3,843,030
2,500 Evansville, Indiana, Waterworks District Revenue Bonds, Series 2022A,
5.000%, 7/01/47 - BAM Insured
1/32 at 100.00 2,606,167
1,000 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55
6/30 at 100.00 909,560
850 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health,
Series 2018A, 4.000%, 11/01/48
11/28 at 100.00 772,609
4,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, DePauw
University Project, Series 2022A, 5.000%, 7/01/42
7/32 at 100.00 4,055,428
3,725 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/40
12/28 at 100.00 3,791,129
520 Indiana Finance Authority, Educational Facilities Revenue Bonds, Seven
Oaks Classical School Project, Series 2021A, 5.000%, 6/01/51
6/31 at 100.00 425,733
4,195 Indiana Finance Authority, Health System Revenue Bonds, Franciscan
Alliance, Inc Obligated Group, Series 2016B, 5.000%, 11/01/41
11/25 at 100.00 4,234,394
Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health, Series
2019A
:
1,020 5.000%, 11/01/31 5/29 at 100.00 1,046,607
1,110 5.000%, 11/01/33 5/29 at 100.00 1,134,249
760 5.000%, 11/01/34 5/29 at 100.00 776,382
665 5.000%, 11/01/35 5/29 at 100.00 679,012
235 4.000%, 11/01/36 5/29 at 100.00 223,391
1,125 4.000%, 11/01/43 5/29 at 100.00 1,004,322

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
Indiana Finance Authority, Hospital Revenue Bonds, Reid Health Series
2022
:
$ 1,785 5.000%, 1/01/42 - AGM Insured 1/32 at 100.00 $ 1,866,824
1,700 5.000%, 1/01/52 - AGM Insured 1/32 at 100.00 1,735,040
Indiana Finance Authority, Indiana, Health Facilities Project Revenue
Bonds, Margaret Mary Health Project, Series 2024A
:
2,000 5.500%, 3/01/44 3/34 at 100.00 2,108,155
2,700 5.750%, 3/01/54 3/34 at 100.00 2,850,729
2,020 Indiana Health Facility Financing Authority, Revenue Bonds, Ascension
Health, Series 2001A-1, 5.000%, 11/15/34
11/25 at 100.00 2,052,640
785 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A-1, 4.650%, 7/01/49
1/33 at 100.00 785,677
3,000 Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
Series 2022A, 5.500%, 1/01/47
1/32 at 100.00 3,271,863
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Series 2022G-2, 5.000%, 1/01/33, (AMT)
1/32 at 100.00 1,090,454
Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Series 2023I-2
:
500 5.250%, 1/01/42, (AMT) 1/33 at 100.00 539,960
500 5.250%, 1/01/43, (AMT) 1/33 at 100.00 537,693
1,030 5.250%, 1/01/48, (AMT) 1/33 at 100.00 1,091,644
2,235 Indianapolis Local Public Improvement Bond Bank, Indiana, Circle City
Forward Phase II Project Revenue Bonds, Series 2023B, 5.250%, 2/01/48
8/33 at 100.00 2,432,727
5,850 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Ad Valorem Property Tax Funded Project Series 2023D, 6.000%,
2/01/48
2/33 at 100.00 6,710,427
IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue
Bonds, Social Series 2022
:
630 5.500%, 7/15/37 7/32 at 100.00 722,862
500 5.500%, 7/15/39 7/32 at 100.00 568,089
Lake Ridge Multi-School Building Corporation, Lake County, Indiana, First
Mortgage Bonds, Ad Valorem Property Tax Series 2022
:
2,960 5.500%, 7/15/36 7/32 at 100.00 3,393,492
3,500 5.500%, 7/15/38 7/32 at 100.00 3,946,065
1,280 5.500%, 7/15/40 7/32 at 100.00 1,425,011
1,150 Mount Vernon of Hancock County Multi-School Building Corporation,
Indiana, First Mortgage Bonds, Series 2022, 5.500%, 1/15/42
7/31 at 100.00 1,267,277
2,480 North Montgomery High School Building Corporation, Indiana, First
Mortgage Bonds, Series 2018, 5.000%, 7/15/36
7/26 at 100.00 2,527,720
4,000 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond Anticipation
Notes Series 2023, 5.250%, 9/28/28
7/24 at 100.00 4,000,716
Tippecanoe County NSE08 School Building Corporation, Indiana, Ad
Valorem Property Tax First Mortgage Bonds, Series 2023B
:
465 6.000%, 7/15/41 7/33 at 100.00 545,434
1,325 6.000%, 1/15/43 7/33 at 100.00 1,542,565
Warrick County School Corporation, Indiana, General Obligation Bonds,
Series 2023
:
1,125 5.000%, 7/15/24 No Opt. Call 1,125,506
1,050 5.000%, 1/15/25 No Opt. Call 1,053,522
Total Indiana 77,645,544

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Iowa - 0.2%
$ 3,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put 9/01/26)
6/26 at 100.62 $ 3,055,788
Total Iowa 3,055,788
Kansas - 0.5%
1,075 Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/36
12/26 at 100.00 1,025,804
205 Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue
Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28
12/25 at 100.00 209,083
1,500 Marion County Unified School District No 410 Durham, Kansas, General
Obligation Bonds, Series, 4.000%, 9/01/44
9/33 at 100.00 1,427,126
2,700 Unified School District No. 491, Douglas County. Kansas, General
Obligation Bonds, Refunding and School Building, Eudora Series 2023A,
5.000%, 9/01/42 - AGM Insured
9/32 at 100.00 2,876,643
2,350 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Refunding & Improvement Series 2015, 5.000%,
9/01/33
9/25 at 100.00 2,394,168
Total Kansas 7,932,824
Kentucky - 0.1%
1,250 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 127, Series 2022A, 5.250%, 6/01/39
6/32 at 100.00 1,380,902
Total Kentucky 1,380,902
Louisiana - 2.2%
4,000 Greater New Orleans Expressway Commission, Louisiana, Toll Revenue
Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/42 - AGM Insured
11/25 at 100.00 4,041,476
5,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Insurance Assessment Revenue Bonds,
Louisiana Insurance Guaranty Association Project, Series 2022B, 5.000%,
8/15/33
8/27 at 100.00 5,207,512
200 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.000%, 6/01/31
No Opt. Call 191,927
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017
:
2,000 5.000%, 5/15/33 5/27 at 100.00 2,067,583
2,000 5.000%, 5/15/34 5/27 at 100.00 2,068,940
2,640 5.000%, 5/15/35 5/27 at 100.00 2,728,734
2,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2023A, 5.000%,
10/01/43
4/33 at 100.00 2,072,384
3,940 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/30, (AMT)
1/25 at 100.00 3,956,016
New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B
:
400 5.000%, 1/01/34, (AMT) 1/27 at 100.00 411,288
500 5.000%, 1/01/35, (AMT) 1/27 at 100.00 513,853
355 5.000%, 1/01/36, (AMT) 1/27 at 100.00 364,186
Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2018B
:
3,000 5.000%, 4/01/37 - AGM Insured, (AMT) 4/28 at 100.00 3,078,614
860 5.000%, 4/01/38 - AGM Insured, (AMT) 4/28 at 100.00 879,872

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
$ 4,900 Saint John the Baptist Parish School District 1, Louisiana, General
Obligation Bonds, Series 2023, 5.250%, 3/01/37
3/33 at 100.00 $ 5,287,066
Total Louisiana 32,869,451
Maine - 0.1%
500 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2022C, 5.500%, 7/01/38 - AGM Insured
7/32 at 100.00 556,485
700 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2023A, 5.000%, 7/01/42 - AGM Insured
7/33 at 100.00 736,645
Total Maine 1,293,130
Maryland - 0.7%
2,000 Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%, 7/01/29
7/25 at 100.00 2,025,389
250 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/32
7/27 at 100.00 255,989
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015
:
1,200 (d) 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 1,204,821
625 (d) 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 634,565
2,120 (d) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015,
5.000%, 7/01/39, (Pre-refunded 7/01/24)
7/24 at 100.00 2,121,690
4,615 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport
Project, Series 2019, 5.000%, 6/01/26, (AMT)
No Opt. Call 4,716,321
Total Maryland 10,958,775
Massachusetts - 0.5%
3,280 Massachusetts State, General Obligation Bonds, Refunding Series 2023B,
5.000%, 5/01/43
5/33 at 100.00 3,584,881
4,000 Massachusetts State, General Obligation Bonds, Refunding Series 2024A,
5.000%, 3/01/40
3/34 at 100.00 4,495,523
Total Massachusetts 8,080,404
Michigan - 2.4%
1,090 Belding School District, Ionia, Kent and Montcalm Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2022, 5.250%,
5/01/48
5/32 at 100.00 1,165,492
5,000 Flat Rock Community School District, Wayne County, Michigan, General
Obligation Bonds, Refunding School Building and Site Series 2023,
5.250%, 5/01/52
5/32 at 100.00 5,345,590
5 (d) Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, Bronson Healthcare Group, Inc., Refunding Series 2016, 5.000%,
5/15/26, (ETM)
No Opt. Call 5,148
4,000 Lansing, Ingham and Eaton Counties, Michigan, General Obligation
Bonds, Refunding & Capital Improvement Series 2023B, 5.000%, 6/01/42
- AGM Insured
6/33 at 100.00 4,313,968
825 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015B, 5.000%, 5/15/34
5/25 at 100.00 833,722
2,500 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Series 2019A, 5.000%, 2/15/32
8/29 at 100.00 2,670,318
Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated
Group, Refunding Series 2022A
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 3,600 (d) 5.000%, 11/15/33, (Pre-refunded 11/15/32) 11/32 at 100.00 $ 4,099,442
3,785 (d) 5.000%, 11/15/34, (Pre-refunded 11/15/32) 11/32 at 100.00 4,310,107
3,975 (d) 5.000%, 11/15/35, (Pre-refunded 11/15/32) 11/32 at 100.00 4,526,467
375 (c) Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46
7/27 at 100.00 282,810
1,000 Michigan Mathematics & Science Initiative, Michigan, Public School
Academy Revenue Bonds, Series 2021, 4.000%, 1/01/51
1/31 at 100.00 805,712
5,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A, 4.000%, 11/15/44
11/31 at 100.00 4,953,672
3,000 Wyoming Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2023, 5.000%, 5/01/43 - AGM
Insured
5/33 at 100.00 3,205,631
Total Michigan 36,518,079
Minnesota - 0.6%
4,580 Forest Lake, Minnesota Charter School Lease Revenue Bonds, North Lakes
Academy, Refunding Series 2021A, 5.000%, 7/01/41
7/31 at 100.00 4,259,996
450 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 4.500%, 8/01/26
5/24 at 101.00 447,504
1,750 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.000%, 1/01/37,
(AMT)
1/32 at 100.00 1,881,137
1,000 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2022M, 5.100%, 7/01/42
1/32 at 100.00 1,049,453
1,000 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter
School Project,  Series 2022A, 5.000%, 6/01/32
6/29 at 100.00 1,003,963
750 St. Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2023, 5.500%, 12/01/38
12/29 at 102.00 776,256
Total Minnesota 9,418,309
Mississippi - 1.4%
3,180 Medical Center Educational Building Corporation, Mississippi, Revenue
Bonds, University of Mississippi Medical Center, Colony Park Teaching
Campus, Series 2023A, 5.000%, 6/01/42
6/33 at 100.00 3,352,642
5,000 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2023C, 4.550%, 12/01/43
6/32 at 100.00 5,056,614
Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A
:
4,000 5.000%, 9/01/41 9/26 at 100.00 4,019,074
8,500 5.000%, 9/01/46 9/26 at 100.00 8,445,126
Total Mississippi 20,873,456
Missouri - 2.1%
2,500 (c) Lee's Summit, Missouri, Special Obligation Tax Increment and Special
District Improvement Bonds, Summit Fair Project, Refunding Series 2017,
4.875%, 11/01/37
11/27 at 100.00 2,264,007
1,960 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding Improvement Series 2022B, 5.250%, 5/01/52
5/32 at 100.00 2,123,127
4,000 Missouri Development Finance Board, Revenue Bonds, Zoo Projects,
Series 2022, 5.500%, 5/01/42
5/32 at 100.00 4,366,556
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 2,864,580

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 10,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42
5/24 at 100.00 $ 9,373,417
650 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/28
2/26 at 100.00 655,031
2,330 Orchard Farm R-V School District, Saint Charles County, Missouri,
Certificates of Participation, Series 2022A, 5.250%, 4/01/39
4/29 at 100.00 2,443,717
2,200 Ozark Reorganized School District 6, Christian County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/42 - AGM
Insured
9/32 at 100.00 2,535,598
253 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
5/24 at 100.00 103,730
510 (c) Taney County Industrial Development Authority, Missouri, Sales Tax
Revenue Improvement Bonds, Big Cedar Infrastructure Project Series
2023, 6.000%, 10/01/49
10/30 at 100.00 495,459
1,300 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 1,303,084
2,500 Universal City Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special District Markets at Olive Project Series
2023A, 4.875%, 6/15/36
6/33 at 100.00 2,507,176
600 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/42 - AGM
Insured
9/32 at 100.00 697,099
Total Missouri 31,732,581
Montana - 1.2%
3,000 Montana Board of Housing, Single Family Mortgage Bonds, Series 2023A,
4.450%, 12/01/43
12/32 at 100.00 3,012,315
1,220 Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis
Health System Obligated Group, Refunding Series 2016, 5.000%, 2/15/31
2/27 at 100.00 1,253,752
5,000 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 5,092,287
8,720 Montana State Board of Regents of Higher Education, General Revenue
Bonds, Series 2022, 5.250%, 11/15/52 - AGM Insured
11/32 at 100.00 9,388,248
Total Montana 18,746,602
Nebraska - 1.4%
Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2017
:
1,045 5.000%, 11/15/36 5/27 at 100.00 1,081,730
1,070 5.000%, 11/15/37 5/27 at 100.00 1,102,769
900 Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015,
5.000%, 11/01/29
11/25 at 100.00 917,611
2,000 Douglas County Nebraska, Sanitary and Improvement, District Number
608, General Obligation Bonds, North Streams, Series 2022, 6.000%,
12/15/37
6/27 at 100.00 1,894,061
1,750 Douglas County Sanitary and Improvement District 608 North Streams,
Nebraska, General Obligation Bonds, Series 2022, 5.750%, 12/15/37
6/27 at 100.00 1,618,384
1,045 Douglas County Sanitary and Improvement District 608 North Streams,
Nebraska, General Obligation Bonds, Series 2023, 7.000%, 10/15/38
4/28 at 100.00 1,012,640
525 Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Series 2018, 5.000%, 7/01/29
7/25 at 100.00 530,143

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nebraska (continued)
$ 2,500 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2023G, 5.150%, 9/01/43
9/32 at 100.00 $ 2,587,866
3,000 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2024A, 4.500%, 9/01/44
3/33 at 100.00 3,010,492
5,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Refunding Subordinated Lien Series 2014CC, 4.000%, 2/01/38
5/24 at 100.00 4,972,339
2,800 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 5.000%, 12/15/47
6/28 at 100.00 2,937,453
Total Nebraska 21,665,488
Nevada - 1.8%
1,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A, 5.000%, 9/01/33
9/27 at 100.00 1,026,309
Clark County Water Reclamation District, Nevada, General Obligation
Water Bonds, Limited Tax Series 2023
:
2,425 5.000%, 7/01/41 7/33 at 100.00 2,668,336
12,335 5.000%, 7/01/47 7/33 at 100.00 13,239,798
4,000 Clark County, Nevada  Airport Revenue Bonds, Senior Series 2015A,
5.000%, 7/01/40
7/25 at 100.00 4,035,788
2,000 Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax,
Refunding Series 2022A, 5.000%, 7/01/26, (AMT)
No Opt. Call 2,054,941
1,370 Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las
Vegas-McCarran International Airport, Refunding Series 2017B, 5.000%,
7/01/24, (AMT)
No Opt. Call 1,371,296
775 Henderson, Nevada, Local Improvement Bonds, Local Improvement
District T-22 Rainbow Canyon Phase II, Series 2023, 5.000%, 3/01/38
3/33 at 100.00 773,398
600 Las Vegas Special Improvement District 613, Nevada, Local Improvement
Bonds, Sunstone Phases III and IV Series 2024, 5.500%, 12/01/53, (WI/DD)
12/34 at 100.00 599,594
885 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 4.250%, 12/01/24
No Opt. Call 883,255
435 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 3.250%, 6/01/24
No Opt. Call 433,960
Total Nevada 27,086,675
New Hampshire - 1.4%
New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Catholic Medical Center, Series 2017
:
3,145 5.000%, 7/01/35 7/27 at 100.00 3,189,045
1,950 5.000%, 7/01/37 7/27 at 100.00 1,957,999
670 5.000%, 7/01/44 7/27 at 100.00 608,527
4,055 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Concord Hospital, Series 2017, 5.000%, 10/01/42
10/27 at 100.00 4,126,413
9,455 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, University System of New Hampshire, Series 2015, 5.000%,
7/01/40
7/25 at 100.00 9,478,015
1,350 New Hampshire Housing Finance Authority, Single Family Mortgage
Acquisition Bonds, Social Series 2023B, 4.450%, 7/01/43
7/32 at 100.00 1,356,302
Total New Hampshire 20,716,301
New Jersey - 2.2%
Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life Science
Exchange - H-1 Project Series 2023A
:
3,920 5.000%, 8/15/49 8/33 at 100.00 4,227,022

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 2,715 5.000%, 8/15/53 8/33 at 100.00 $ 2,888,495
5,300 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project Series
2022A, 5.000%, 11/01/37
11/32 at 100.00 5,829,591
1,500 New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013, 5.125%, 1/01/39 -
AGM Insured, (AMT)
5/24 at 100.00 1,499,990
New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017
:
1,800 5.000%, 10/01/24, (AMT) No Opt. Call 1,803,442
3,500 5.000%, 10/01/37, (AMT) 10/27 at 100.00 3,584,708
2,235 5.000%, 10/01/47, (AMT) 10/27 at 100.00 2,248,821
5,000 New Jersey Health Care Facilities Financing Authority, State Contract
Bonds, Hospital Asset Transformatiom Program, Refunding Series 2017,
5.000%, 10/01/29
4/28 at 100.00 5,248,260
1,700 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.250%, 6/15/36
12/32 at 100.00 1,932,245
1,700 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009C, 5.250%, 6/15/32
12/24 at 100.00 1,712,753
200 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/32
6/25 at 100.00 203,396
South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Subordinate Series 2017B
:
1,300 5.000%, 1/01/35, (AMT) 1/28 at 100.00 1,358,668
1,250 5.000%, 1/01/36, (AMT) 1/28 at 100.00 1,302,819
Total New Jersey 33,840,210
New Mexico - 0.1%
2,000 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2023D, 5.150%, 9/01/43
9/32 at 100.00 2,098,480
Total New Mexico 2,098,480
New York - 7.4%
400 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.000%, 7/01/27
7/25 at 100.00 383,162
400 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 4.000%, 6/15/32
No Opt. Call 392,102
Build New York Resource Corporation Revenue Bonds, East Harlem
Scholars Academy Charter School Project, Series 2022 (Social Bonds)
:
400 (c) 5.000%, 6/01/32 6/30 at 100.00 413,315
1,250 (c) 5.750%, 6/01/42 6/30 at 100.00 1,297,250
1,335 Dormitory Authority of the State of New York, Columbia University
Revenue Bonds, Series 2020A, 5.000%, 10/01/50
No Opt. Call 1,520,334
Dormitory Authority of the State of New York, General Revenue Bonds,
Barnard College, Series 2022A
:
785 5.000%, 7/01/37 7/30 at 100.00 830,998
500 5.000%, 7/01/38 7/30 at 100.00 525,506
Dormitory Authority of the State of New York, Revenue Bonds, Catholic
Health System Obligated Group Series 2019A
:
725 5.000%, 7/01/32 7/29 at 100.00 655,595
525 5.000%, 7/01/34 7/29 at 100.00 465,962
925 4.000%, 7/01/38 7/29 at 100.00 725,687
800 5.000%, 7/01/41 7/29 at 100.00 689,347

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 9,000 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/32
7/25 at 100.00 $ 9,061,408
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center Series 2022-1A, 4.000%, 7/01/51
7/32 at 100.00 4,733,237
2,535 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/25
No Opt. Call 2,524,974
470 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A, 5.000%, 9/01/28
No Opt. Call 477,536
300 (c) Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/29
6/27 at 100.00 290,533
1,575 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call 1,814,630
580 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call 675,887
1,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2015B, 5.000%, 9/01/36
9/25 at 100.00 1,013,226
1,975 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46
12/26 at 100.00 1,980,221
Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A
:
600 5.000%, 12/01/24 No Opt. Call 601,391
750 5.000%, 12/01/25 No Opt. Call 757,544
2,066 Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%,
6/01/26
5/24 at 100.00 2,028,332
370 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/32
7/25 at 100.00 374,265
3,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/36
8/26 at 100.00 3,084,244
2,500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023B-1, 5.250%, 11/01/36
11/32 at 100.00 2,881,327
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023D-1
:
1,500 5.250%, 11/01/37 11/32 at 100.00 1,715,911
5,000 5.500%, 11/01/45 11/32 at 100.00 5,586,431
6,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023E-1, 5.000%, 11/01/40
5/33 at 100.00 6,650,813
4,035 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2024A-1, 5.000%, 5/01/44
5/33 at 100.00 4,381,056
7,090 (c) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 7,026,971
3,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E, 5.000%, 6/15/42
6/27 at 100.00 3,123,490
New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue,
Series 2005B
:
500 (d) 5.500%, 10/15/27, (ETM) No Opt. Call 535,005

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 1,000 (d) 5.500%, 4/15/35, (ETM) No Opt. Call $ 1,182,600
500 New York State Power Authority, Green Transmission Project Revenue
Bonds, Green Series 2023A, 5.250%, 11/15/42 - AGM Insured
11/33 at 100.00 569,781
1,980 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023, 5.500%, 6/30/44 - AGM Insured, (AMT)
6/31 at 100.00 2,142,424
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022
:
8,500 5.000%, 12/01/31, (AMT) No Opt. Call 9,184,681
1,660 5.000%, 12/01/42, (AMT) 12/32 at 100.00 1,721,840
7,390 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Sixth Series 2014, 5.000%, 10/15/44, (AMT)
10/24 at 100.00 7,402,700
750 Schenectady County Capital Resource Corporation, New York, Revenue
Bonds, Union College Project, Series 2022, 5.250%, 7/01/52
7/32 at 100.00 807,352
7,625 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 5.250%, 5/15/52
11/32 at 100.00 8,221,171
7,165 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2024A-1, 5.250%, 5/15/59
5/34 at 100.00 7,762,119
1,360 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 5.750%, 11/01/48 - AGM Insured
11/33 at 100.00 1,536,148
465 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational
Excellence Project, Series 2019A, 5.000%, 10/15/54
10/29 at 100.00 441,329
915 Yonkers Industrial Development Agency, New York, School Facility
Revenue Bonds, New Community School Project Series 2022, 5.250%,
5/01/51
5/32 at 100.00 973,141
1,155 Yonkers, New York, General Obligation Bonds, Serial Series 2022F,
5.000%, 11/15/38 - BAM Insured
11/32 at 100.00 1,273,556
Total New York 112,436,532
North Carolina - 0.6%
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Refunding Series 2017B
:
1,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 1,016,834
1,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 1,010,013
1,090 Greater Asheville Regional Airport Authority,  North Carolina, Airport
System Revenue Bonds, Series 2023, 5.250%, 7/01/42 - AGM Insured,
(AMT)
7/33 at 100.00 1,180,395
1,300 Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2022A, 5.250%, 7/01/39 - AGM Insured,
(AMT)
7/32 at 100.00 1,417,047
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023
:
430 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 467,492
620 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 668,470
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019
:
1,500 5.000%, 1/01/44 1/30 at 100.00 1,537,608
500 5.000%, 1/01/49 1/30 at 100.00 508,296

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Carolina (continued)
$ 1,135 Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
Refunding Series 2017A, 5.000%, 5/01/33, (AMT)
5/27 at 100.00 $ 1,174,567
Total North Carolina 8,980,722
North Dakota - 0.2%
375 City of Horace, North Dakota, Temporary Refunding Improvement Bonds,
Series 2022A, 3.250%, 8/01/24
5/24 at 100.00 374,771
1,000 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2023D, 4.500%, 7/01/43
7/32 at 100.00 1,007,501
1,485 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/34
6/28 at 100.00 1,462,229
Total North Dakota 2,844,501
Ohio - 1.9%
1,315 Brunswick City School District, Medina County, Ohio, General Obligation
Bonds, Classroom Facilities School Improvement Series 2023, 5.250%,
12/01/53 - BAM Insured
6/31 at 100.00 1,392,641
1,000 Dayton, Ohio, Water System Revenue Bonds, Series 2022, 5.500%,
12/01/42
12/30 at 100.00 1,099,162
2,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 5.000%, 5/15/35
5/25 at 100.00 2,027,260
5,000 Marion Local School District, Mercer County, Ohio, General Obligation
Bonds, School Facilities Construction and Improvement Bond Anticipation
Notes Series 2023, 5.125%, 6/03/24
No Opt. Call 5,004,425
420 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
5/24 at 100.00 416,221
5,000 New Albany Plain Local Joint Park District, Franklin and Licking Counties,
Ohio, General Obligation Bonds, Park Facilities Series 2023, 5.500%,
12/01/48 - BAM Insured
12/32 at 100.00 5,468,234
1,150 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 1,082,877
5,000 Salem City School District, Columbiana County, Ohio, General Obligation
Bonds, School Facilities Construction and Improvement Bond Anticipation
Notes Series 2023, 5.250%, 6/03/24
No Opt. Call 5,004,952
1,700 Summit County Development Finance Authority, Ohio, Parking System
Revenue Bonds, University of Akron Parking Project Series 2023, 5.500%,
12/01/43
12/33 at 100.00 1,799,837
5,000 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.375%, 12/01/37
12/32 at 100.00 5,379,491
635 West Holmes Local School District, Ohio, Certificates of Participation,
Series 2023, 5.250%, 12/01/44 - BAM Insured
12/31 at 100.00 684,952
Total Ohio 29,360,052
Oklahoma - 0.3%
Clinton Public Works Authority,  Oklahoma, Educational Facilities, Lease
Revenue Bonds, Series 2022
:
2,145 5.000%, 10/01/33 10/32 at 100.00 2,308,044
1,925 5.000%, 10/01/35 10/32 at 100.00 2,064,805
750 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 773,057
Total Oklahoma 5,145,906

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon - 0.4%
Oregon Facilities Authority Charter School Revenue Bonds, Oregon,
Portland Village School Project, Series 2024
:
$ 1,600 (c) 6.500%, 12/15/44 12/34 at 100.00 $ 1,564,352
1,300 (c) 6.750%, 12/15/54 12/34 at 100.00 1,255,104
West Linn, Oregon, General Obligation Bonds, Series 2023
:
1,530 4.000%, 6/01/41 6/32 at 100.00 1,521,910
1,465 4.000%, 6/01/43 6/32 at 100.00 1,435,144
Total Oregon 5,776,510
Pennsylvania - 2.5%
100 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33
5/28 at 100.00 101,630
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
50 5.000%, 11/01/37 11/27 at 100.00 25,924
160 4.000%, 11/01/47 11/27 at 100.00 82,584
Cumberland Valley School District, Cumberland County, Pennsylvania,
General Obligation Bonds, Series 2023A
:
1,000 5.000%, 11/15/44 - AGM Insured 11/32 at 100.00 1,065,567
1,420 5.000%, 11/15/47 - AGM Insured 11/32 at 100.00 1,500,844
1,000 Hatboro-Horsham School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2023A, 5.250%, 9/15/47
9/31 at 100.00 1,073,677
3,500 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A,
5.000%, 9/01/30
9/28 at 100.00 3,667,845
Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package One
Project, Series 2022
:
6,000 5.000%, 6/30/33, (AMT) 12/32 at 100.00 6,554,774
4,500 5.250%, 6/30/35, (AMT) 12/32 at 100.00 4,970,623
1,000 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 4.125%, 12/31/38, (AMT)
6/26 at 100.00 928,213
2,500 Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50
3/25 at 100.00 2,509,113
1,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2023-143A, 4.800%, 4/01/35
4/33 at 100.00 1,057,934
4,000 Pennsylvania State, General Obligation Bonds, First Series 2023, 4.000%,
9/01/42
9/33 at 100.00 3,978,148
2,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B, 5.250%, 12/01/47
12/32 at 100.00 2,724,778
1,845 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Thomas Jefferson University, Fixed Rate Series 2017A, 5.000%,
9/01/36
3/27 at 100.00 1,881,930
3,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/35, (AMT)
7/27 at 100.00 3,100,076
1,215 South Western School District of York County, Pennsylvania, General
Obligation Bonds, Series 2023, 5.250%, 2/15/50
2/31 at 100.00 1,273,094
725 Susquehanna Area Regional Airport Authority, Pennsylvania, Airport
System Revenue Bonds, Series 2017, 5.000%, 1/01/35, (AMT)
1/28 at 100.00 736,759
Total Pennsylvania 37,233,513

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina - 0.9%
$ 1,150 Aiken Water & Sewer System, South Carolina, Revenue Bonds, Series
2024A, 4.000%, 8/01/49
8/33 at 100.00 $ 1,089,983
750 Horry County, South Carolina, Limited Obligation Bonds, Hospitality Fee &
Local Accommodations Fee Pledge, Series 2022, 5.000%, 9/01/39
9/32 at 100.00 831,891
3,000 South Carolina Housing Finance and Development Authority, Multifamily
Housing Revenue Bonds, Edgewood Place Apartments Series 2023A,
4.800%, 7/01/45
No Opt. Call 2,923,814
180 (c),(d) South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, York Preparatory Academy Project, Series
2014A, 7.000%, 11/01/33, (Pre-refunded 11/01/24)
11/24 at 100.00 182,481
3,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B, 4.000%, 12/01/49
6/32 at 100.00 3,179,026
South Carolina State Ports Authority, Revenue Bonds, Series 2015
:
785 (d) 5.000%, 7/01/33, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 795,668
2,625 (d) 5.250%, 7/01/55, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 2,668,072
870 South Island Public Service District, South Carolina, Waterworks and
Sewer System Revenue Bonds, Improvement Series 2022, 5.250%,
4/01/42
4/32 at 100.00 951,643
1,325 Spartanburg County School District 4, South Carolina, General Obligation
Bonds, Series 2022A, 5.000%, 3/01/47
3/32 at 100.00 1,413,820
Total South Carolina 14,036,398
South Dakota - 0.8%
1,555 Baltic School District No. 49-1, South Dakota, General Obligation Bonds,
Series 2022, 5.500%, 12/01/51 - AGM Insured
12/31 at 100.00 1,671,006
1,960 Brandon, Minnehaha County, South Dakota, Water Surcharge Revenue
Bonds, Series 2022, 5.500%, 8/01/47 - BAM Insured
8/32 at 100.00 2,165,310
8,000 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Avera Health, Refunding Series 2017, 4.000%, 7/01/42
7/27 at 100.00 7,552,314
Total South Dakota 11,388,630
Tennessee - 0.8%
2,050 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/49
8/29 at 100.00 2,095,426
1,420 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/37
7/28 at 100.00 1,463,468
1,400 Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017, 5.000%,
4/01/27
No Opt. Call 1,431,599
Knox County Health, Educational, and Housing Facilities Board, Revenue
Bonds, Provident Group - UTK Properties LLC - University of Tennessee
Project, Student Housing Series 2024A-1
:
685 5.000%, 7/01/43 - BAM Insured 7/33 at 100.00 722,978
665 5.000%, 7/01/44 - BAM Insured 7/33 at 100.00 699,785
Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022A
:
1,100 5.250%, 7/01/34, (AMT) 7/32 at 100.00 1,238,189
1,300 5.500%, 7/01/37, (AMT) 7/32 at 100.00 1,459,010
1,350 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015B, 5.000%, 7/01/32, (AMT)
7/25 at 100.00 1,366,024
2,160 Tennessee State School Bond Authority, Higher Educational Facilities
Second Program Bonds, Series 2022A, 5.000%, 11/01/47
11/32 at 100.00 2,324,415
Total Tennessee 12,800,894

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 6.8%
$ 685 (c) Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2022A, 6.000%, 2/15/42
2/30 at 100.00 $ 658,880
645 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education, Series 2016A, 5.000%, 12/01/51
12/26 at 100.00 607,085
500 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2023, 4.000%, 8/01/48
2/33 at 100.00 477,637
4,300 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2024, 5.250%, 8/01/49
8/34 at 100.00 4,716,882
4,300 Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding
Forward Delivery Series 2023, 5.000%, 11/15/42
5/33 at 100.00 4,683,935
360 (d) Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/35, (Pre-refunded 7/01/25)
7/25 at 100.00 366,128
550 (c) City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds, Series
2022, 5.250%, 9/15/42
9/32 at 100.00 522,927
505 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2022A, 5.000%, 8/15/31
No Opt. Call 537,391
3,000 Collin County, Texas, General Obligation Bonds, Limited Tax Permanent
Improvement Series 2023, 5.000%, 2/15/40
2/33 at 100.00 3,306,508
3,740 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 4.000%, 12/01/51
12/30 at 100.00 3,516,935
3,055 Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2022B, 5.000%, 11/01/40
11/32 at 100.00 3,351,828
Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2021B
:
70 (d) 5.000%, 9/01/24, (ETM) No Opt. Call 70,196
75 (d) 5.000%, 9/01/25, (ETM) No Opt. Call 76,193
276 (d) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2021C, 4.000%, 9/01/44, (Pre-refunded 9/01/31)
9/31 at 100.00 290,748
Hackberry, Texas, Combination Special Assessment and Contract Revenue
Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017
:
1,230 4.500%, 9/01/32 9/27 at 100.00 1,210,358
955 4.500%, 9/01/32 9/27 at 100.00 939,750
5,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022A, 5.000%, 7/01/52
7/32 at 100.00 5,166,896
1,250 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Improvement,  Sustainability Green Series 2022A, 5.250%,
10/01/40
10/32 at 100.00 1,402,004
2,255 Highland Park Independent School District, Potter County, Texas, General
Obligation Bonds, School Building Series 2023, 5.250%, 2/15/41
2/33 at 100.00 2,501,380
Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018A
:
2,000 5.000%, 7/01/35, (AMT) 7/28 at 100.00 2,090,906
1,750 5.000%, 7/01/36, (AMT) 7/28 at 100.00 1,822,580
1,240 Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018C, 5.000%, 7/01/24, (AMT)
No Opt. Call 1,240,988
5,000 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A, 5.250%, 7/01/41 - AGM Insured, (AMT)
7/33 at 100.00 5,447,921
1,200 Irving Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 2/15/41
8/32 at 100.00 1,311,611

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,400 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/35
8/25 at 100.00 $ 1,411,777
1,500 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Refunding Series 2021, 5.000%, 11/01/29, (AMT)
No Opt. Call 1,596,191
1,500 (c) Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT)
5/24 at 103.00 1,484,649
Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds,
Senior Lien Series 2018
:
1,060 5.000%, 9/15/31 9/25 at 100.00 1,075,398
585 New Hope Cultural Education Facilities Finance Corporation, Texas,
Capital Improvement Revenue Bonds, CHF-Collegiate Housing Denton,
LLC - Texas Woman's University Housing Project, Series 2018A-1, 5.000%,
7/01/38 - AGM Insured
7/27 at 100.00 596,203
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A
:
750 (e) 5.000%, 7/01/30 7/25 at 100.00 695,625
1,500 (e) 5.000%, 7/01/33 No Opt. Call 1,391,250
1,270 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/29
5/24 at 100.00 1,262,597
165 (d) Red River Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 6.750%,
11/15/24, (ETM)
No Opt. Call 167,327
5,455 San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding
Series 2017, 5.000%, 2/01/42
2/27 at 100.00 5,594,017
2,185 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022D,
5.500%, 11/15/47
11/32 at 100.00 2,392,013
3,850 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project,
Series 2017A, 6.625%, 11/15/37
5/27 at 100.00 4,012,020
6,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/47
8/26 at 100.00 6,072,590
2,250 Tarrant County Hospital District, Texas, General Obligation Bonds, Limited
Tax Series 2023, 5.250%, 8/15/40
8/32 at 100.00 2,480,009
Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2022B
:
5,000 5.250%, 9/01/52 3/32 at 100.00 5,119,114
5,855 6.000%, 3/01/53 3/32 at 104.76 6,314,984
2,700 Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023, 5.250%, 12/31/36, (AMT)
6/28 at 103.00 2,894,573
2,450 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A, 4.000%, 12/31/32
12/30 at 100.00 2,502,220
500 Texas Public Finance Authority, Revenue Bonds, Texas Southern University
Financing System Series 2023, 5.250%, 5/01/38 - BAM Insured
5/33 at 100.00 536,264
2,000 Texas State Technical College System, Financing System Revenue Bonds,
Improvement Series 2022A, 6.000%, 8/01/54 - AGM Insured
8/32 at 100.00 2,246,757
3,150 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/42
8/24 at 100.00 3,151,934

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 400 (c) Town of Lakewood Village, Texas, Lakewood Village Public Improvement
District Improvement District No. 1 Project, Special Assessment Revenue
Bonds, Series 2022, 5.250%, 9/15/42
9/32 at 100.00 $ 379,873
1,645 Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Series 2017A,
5.000%, 9/01/39
9/26 at 100.00 1,648,532
1,240 Viridian Municipal Management District, Texas, Revenue Bonds, Road
Improvement Series 2023, 5.000%, 12/01/38 - AGM Insured
12/29 at 100.00 1,271,109
Total Texas 102,614,693
Utah - 3.9%
355 (c) Firefly Public Infrastructure District 1, Utah, Limited Tax General Obligation
Bonds, Series 2024A-1, 5.625%, 12/01/43
6/29 at 103.00 359,656
5,995 Herber Light and Power Company, Utah, Electric Revenue Bonds, Series
2023, 5.000%, 12/15/47 - BAM Insured
12/32 at 100.00 6,292,965
Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series
2022A
:
4,000 5.000%, 7/01/39 7/31 at 100.00 4,380,969
5,000 5.000%, 7/01/40 7/31 at 100.00 5,447,908
5,925 Jordan Valley Water Conservancy District, Utah, Water Revenue Bonds,
Series 2024A, 5.000%, 10/01/54
10/31 at 100.00 6,238,566
1,275 (c) Jordanelle Ridge Public Infrastructure District 2, Utah, General Obligation
Bonds, Limited Tax Series 2023A, 7.750%, 3/01/54
12/28 at 103.00 1,267,300
Lehi Local Building Authority, Utah, Lease Revenue Bonds, Series 2022
:
4,490 5.250%, 6/15/47 6/32 at 100.00 4,763,782
4,060 5.500%, 6/15/49 6/32 at 100.00 4,366,028
1,255 Lehi, Utah, Sales Tax Revenue Bonds, Series 2018, 5.250%, 6/01/38 6/28 at 100.00 1,340,899
1,955 (c) MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation
Revenue Bonds, Series 2021, 4.500%, 6/01/51
12/26 at 103.00 1,376,953
1,375 Ogden City Municipal Building Authority, Utah, Lease Revenue Bonds,
Series 2023A, 5.000%, 1/15/48
1/33 at 100.00 1,446,233
1,875 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/34, (AMT)
7/27 at 100.00 1,935,786
2,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/30, (AMT)
7/28 at 100.00 2,095,593
1,715 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/43, (AMT)
7/33 at 100.00 1,845,022
5,000 University of Utah, General Revenue Bonds, Green Series 2022B, 5.000%,
8/01/41
8/32 at 100.00 5,482,528
145 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A, 4.000%, 6/15/41
6/28 at 103.00 112,659
1,190 Utah Telecommunication Open Infrastructure Agency, Utah, Revenue
Bonds, Refunding Sales Tax and Telecommunication Series 2022, 5.500%,
6/01/40
6/32 at 100.00 1,326,502
8,820 Wasatch County School District Local Building Authority, Utah, Lease
Revenue Bonds, Board of Education Series 2022, 5.500%, 6/01/47
6/32 at 100.00 9,587,241
Total Utah 59,666,590
Vermont - 1.0%
12,000 University of Vermont and State Agricultural College, General Obligation
Bonds, Series 2015, 5.000%, 10/01/40
10/25 at 100.00 12,144,847

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Vermont (continued)
Vermont Educational and Health Buildings Financing Agency, Revenue
Bonds, University of Vermont Medical Center Project, Green Series 2016B
:
$ 1,270 5.000%, 12/01/37 6/26 at 100.00 $ 1,287,841
1,500 5.000%, 12/01/38 6/26 at 100.00 1,519,258
Total Vermont 14,951,946
Virgin Islands - 0.2%
3,000 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 3,131,675
Total Virgin Islands 3,131,675
Virginia - 2.6%
8,350 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/46
7/26 at 100.00 8,388,842
6,500 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2014A, 5.000%, 5/15/44
5/24 at 100.00 6,500,292
1,400 Fredericksburg Economic Development Authority, Virginia, Revenue
Bonds,Mary Washington Healthcare Obligated Group, Refunding Series
2014, 5.000%, 6/15/33
6/24 at 100.00 1,401,351
3,000 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series
2018, 4.000%, 1/01/50
1/25 at 103.00 2,717,051
James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A
:
415 6.750%, 12/01/53 12/30 at 103.00 448,641
350 6.875%, 12/01/58 12/30 at 103.00 379,537
5,000 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B,
4.000%, 11/01/48
11/28 at 100.00 4,769,576
2,200 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 6.500%, 9/01/43
9/30 at 103.00 2,424,015
5,875 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century College & Equipment Programs, Series 2024A, 4.000%,
2/01/40, (WI/DD)
2/34 at 100.00 5,861,564
815 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 2001, 5.750%, 1/01/34
No Opt. Call 995,655
1,750 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 1,762,590
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022
:
500 5.000%, 1/01/38, (AMT) 1/32 at 100.00 521,856
300 5.000%, 6/30/38, (AMT) 12/32 at 100.00 314,737
Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022
:
1,365 4.000%, 1/01/31, (AMT) No Opt. Call 1,381,997
1,300 4.000%, 1/01/32, (AMT) No Opt. Call 1,317,223
650 Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg Properties LLC -
William and Mary Project Series 2023A, 5.250%, 7/01/53 - AGM Insured
7/33 at 100.00 696,708
Total Virginia 39,881,635

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington - 2.8%
$ 2,500 Grant County Public Hospital District 2, Washington, General Obligation
Bonds, Quincy Valley Medical Center, Series 2023, 5.000%, 12/01/38
12/32 at 100.00 $ 2,537,177
5,000 Jefferson County Public Hospital District 2, Washington, Hospital Revenue
Bonds, Refunding Series 2023A, 6.875%, 12/01/53
12/30 at 103.00 4,951,289
King County Public Hospital District 2, Washington, General Obligation
Bonds, EvergreenHealth, Limited Tax Series 2024
:
1,930 5.000%, 12/01/42 12/33 at 100.00 2,043,321
2,765 5.250%, 12/01/45 12/33 at 100.00 2,953,447
10,270 King County, Washington, Sewer Revenue Bonds, Refunding Series
2016A, 4.000%, 7/01/40
1/26 at 100.00 9,995,871
700 Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Regional Health, Series 2024, 5.500%, 12/01/41
12/33 at 100.00 746,201
3,855 Washington Health Care Facilities Authority, Revenue Bonds, Central
Washington Health Services Association, Refunding Series 2015, 5.000%,
7/01/39
7/25 at 100.00 3,856,734
9,885 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2015B, 5.000%, 10/01/38
4/25 at 100.00 9,949,617
Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017
:
675 5.000%, 8/15/25 No Opt. Call 679,315
1,300 5.000%, 8/15/29 8/27 at 100.00 1,331,572
700 4.000%, 8/15/42 8/27 at 100.00 598,494
2,550 (c),(d) Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/50,
(Pre-refunded 7/01/25)
7/25 at 100.00 2,630,057
Total Washington 42,273,095
West Virginia - 0.1%
1,250 West Virginia Water Development Authority, Infrastructure Excess Lottery
Revenue Bonds, Chesapeake Bay/Greenbrier River Projects, Series 2014A,
5.000%, 7/01/34
7/24 at 100.00 1,250,541
Total West Virginia 1,250,541
Wisconsin - 0.9%
1,000 Public Finance Authority of Wisconsin, Project Revenue Bonds, CFP3 -
Eastern Michigan University Student Housing Project, Series 2022A-1,
5.250%, 7/01/36 - BAM Insured
7/32 at 100.00 1,116,548
1,315 (c) Public Finance Authority of Wisconsin, Tax Increment Revenue Senior
Bonds, Miami World Center Project, Series 2024A, 5.000%, 6/01/41
6/29 at 103.00 1,310,429
1,775 (c) Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/38
6/26 at 100.00 1,739,632
1,875 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Bellin Memorial Hospital Incorporated Series 2022A, 5.500%, 12/01/52
12/32 at 100.00 2,016,265
1,935 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Bellin Memorial Hospital Incorporated Series 2022B, 5.250%, 12/01/48
12/32 at 100.00 2,006,741
1,500 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 1,451,576
2,410 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic, Series 2016B, 5.000%, 2/15/34
2/26 at 100.00 2,438,826
1,415 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Three Pillars Senior Living Communities, Series 2024A, 5.250%,
8/15/39
8/34 at 100.00 1,432,842

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 600 (d) Wisconsin State, Clean Water Revenue Bonds, Refunding Series 2016-1,
5.000%, 6/01/29, (Pre-refunded 6/01/24)
6/24 at 100.00 $ 600,413
Total Wisconsin 14,113,272
Wyoming - 0.3%
3,195 University of Wyoming, Facilities Revenue Bonds, Series 2021C, 4.000%,
6/01/51 - AGM Insured
6/31 at 100.00 3,001,434
1,000 (d) Wyoming Municipal Power Agency, Power Supply System Revenue Bonds,
Refunding Series 2017A, 5.000%, 1/01/34, (Pre-refunded 1/01/27) - BAM
Insured
1/27 at 100.00 1,046,339
Total Wyoming 4,047,773
Total Municipal Bonds
(cost $1,460,519,812) 1,459,114,900
Total Long-Term Investments
(cost $1,460,519,812) 1,459,114,900
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 0.8%
X –
MUNICIPAL BONDS - 0 .8 % X 11,385,000
Colorado - 0.1%
$ 1,395 (f) Colorado Springs, Colorado, Utilities System Revenue Bonds, Variable
Rate Demand Subordinate Lien Improvement Series 2006B, 3.770%,
11/01/36, (Mandatory Put 5/7/2024)
4/24 at 100.00 $ 1,395,000
Total Colorado 1,395,000
Indiana - 0.3%
5,000 (f) Purdue University, Indiana, University Revenue Bonds, Student Facility
System Series 2004A, 3.600%, 7/01/33, (Mandatory Put 5/7/2024)
4/24 at 100.00 5,000,000
Total Indiana 5,000,000
New York - 0.1%
1,325 (f) Battery Park City Authority, New York, Revenue Bonds, Adjustable Rate
Junior Series 2019D-2, 3.770%, 11/01/38, (Mandatory Put 5/7/2024)
4/24 at 100.00 1,325,000
Total New York 1,325,000
Washington - 0.3%
3,665 (f) King County, Washington, General Obligation Bonds, Payable from Sewer
Revenues, Refunding Multi-Modal Limited Tax Series 2019A, 3.650%,
1/01/46, (Mandatory Put 4/30/2024)
4/24 at 100.00 3,665,000
Total Washington 3,665,000
Total Municipal Bonds
(cost $11,385,000) 11,385,000
Total Short-Term Investments
(cost $11,385,000) 11,385,000
Total Investments (cost $ 1,471,904,812 ) - 97 .0% 1,470,499,900
Other Assets & Liabilities, Net -  3.0% 45,940,659
Net Assets - 100% $ 1,516,440,559

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Municipal Total Return
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,459,114,900 $ – $ 1,459,114,900
Short-Term Investments:
Municipal Bonds – 11,385,000 – 11,385,000
Total $ – $ 1,470,499,900 $ – $ 1,470,499,900
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $89,869,981 or 6.1% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.

Nuveen Core Impact Bond Managed Accounts
Portfolio
Portfolio of Investments April 30, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 100.2%
X –
CORPORATE BONDS - 55.8% X 4,741,036
Automobiles & Components - 0.9%
$ 100 Ford Motor Co 3.250% 2/12/32 $ 80,543
Total Automobiles & Components 80,543
Banks - 2.7%
250 (b) BPCE SA 2.045% 10/19/27 227,204
Total Banks 227,204
Commercial & Professional Services - 1.8%
250 Rockefeller Foundation/The 2.492% 10/01/50 150,152
Total Commercial & Professional Services 150,152
Consumer Services - 3.6%
100 Bush Foundation 2.754% 10/01/50 60,803
100 Massachusetts Higher Education Assistance Corp 2.673% 7/01/31 81,119
200 Starbucks Corp 4.450% 8/15/49 163,225
Total Consumer Services 305,147
Consumer Staples Distribution & Retail - 1.8%
225 (b) Alimentation Couche-Tard Inc 3.625% 5/13/51 156,877
Total Consumer Staples Distribution & Retail 156,877
Energy - 0.8%
100 TotalEnergies Capital International SA 3.127% 5/29/50 66,753
Total Energy 66,753
Equity Real Estate Investment Trusts (REITs) - 2.3%
200 Regency Centers LP 3.750% 6/15/24 199,276
Total Equity Real Estate Investment Trusts (REITs) 199,276
Financial Services - 12.4%
300 European Investment Bank 3.750% 2/14/33 278,064
125 (b),(c) HAT Holdings I LLC / HAT Holdings II LLC 3.750% 9/15/30 103,712
100 Kreditanstalt fuer Wiederaufbau 4.375% 2/28/34 96,751
45 Low Income Investment Fund 3.386% 7/01/26 41,981
50 NHP Foundation/The 6.000% 12/01/33 49,863
250 (b) WLB Asset II B Pte Ltd 3.950% 12/10/24 236,396
250 (b) WLB Asset VI Pte Ltd 7.250% 12/21/27 242,102
Total Financial Services 1,048,869
Food, Beverage & Tobacco - 1.9%
250 PepsiCo Inc 2.875% 10/15/49 161,441
Total Food, Beverage & Tobacco 161,441
Materials - 6.5%
350 Air Products and Chemicals Inc 4.800% 3/03/33 335,804
225 (b) Smurfit Kappa Treasury ULC 5.777% 4/03/54 215,172
Total Materials 550,976
Semiconductors & Semiconductor Equipment - 2.6%
250 NXP BV / NXP Funding LLC / NXP USA Inc 3.400% 5/01/30 222,028
Total Semiconductors & Semiconductor Equipment 222,028

Nuveen Core Impact Bond Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Telecommunication Services - 2.0%
$ 250 Verizon Communications Inc 2.850% 9/03/41 $ 170,462
Total Telecommunication Services 170,462
Utilities - 16.5%
200 Duke Energy Progress LLC 4.000% 4/01/52 149,680
250 MidAmerican Energy Co 3.150% 4/15/50 163,013
100 Public Service Co of Oklahoma 2.200% 8/15/31 79,470
100 Public Service Electric and Gas Co 5.125% 3/15/53 92,287
150 (b) RWE Finance US LLC 5.875% 4/16/34 147,150
200 Southern California Edison Co 3.650% 6/01/51 138,229
200 Southwestern Electric Power Co 3.250% 11/01/51 125,297
150 Southwestern Public Service Co 3.150% 5/01/50 93,476
190 (b) Sweihan PV Power Co PJSC2022 1 3.625% 1/31/49 149,437
122 (b) Topaz Solar Farms LLC 5.750% 9/30/39 120,910
172 (b) UEP Penonome II SA2020 1 6.500% 10/01/38 142,359
Total Utilities 1,401,308
Total Corporate Bonds
(cost $5,716,284) 4,741,036
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 26.1% X 2,217,985
1 Banc of America Mortgage 2004-K Trust, 2004 K 5.205% 12/25/34 $ 1,255
250 (b),(d) BFLD Trust 2020-EYP, (TSFR1M reference rate + 2.214%
spread), 2020 EYP
7.535% 10/15/35 55,125
200 (b) Century Plaza Towers 2019-CPT, 2019 CPT 3.097% 11/13/39 140,156
100 (b) DBUBS 2017-BRBK Mortgage Trust, 2017 BRBK 3.452% 10/10/34 93,234
6 Fannie Mae Pool, FN MA4709 5.000% 7/01/52 5,772
23 Fannie Mae Pool, FN MA4644, 2022 1 4.000% 5/01/52 21,056
47 Fannie Mae Pool, FN MA4732 4.000% 9/01/52 41,822
4 Fannie Mae Pool, FN CA6414 3.000% 7/01/50 3,372
2 Fannie Mae Pool, FN BU8837 5.000% 5/01/52 2,342
9 Fannie Mae Pool, FN FS0522 2.500% 2/01/52 7,540
66 Fannie Mae Pool, FN MA4733 4.500% 9/01/52 60,821
22 Fannie Mae Pool, FN MA4785 5.000% 10/01/52 21,008
2 Fannie Mae Pool, FN BT0267 3.000% 9/01/51 2,059
1 Fannie Mae Pool, FN MA4761 5.000% 9/01/52 837
1 Fannie Mae Pool, FN MA4805, 2022 1 4.500% 11/01/52 849
7 Fannie Mae Pool, FN MA4518 3.000% 1/01/37 6,022
2 Fannie Mae Pool, FN FS1535 3.000% 4/01/52 1,448
7 Freddie Mac Gold Pool, FG G08760 3.000% 4/01/47 5,525
133 Freddie Mac Multifamily Structured Pass Through
Certificates, 2020 Q014
1.555% 1/25/36 103,482
4 Freddie Mac Pool, FR QD1349 3.500% 11/01/51 3,617
1 Freddie Mac Pool, FR SD2609 3.500% 12/01/52 815
5 Freddie Mac Pool, FR SD8220 3.000% 6/01/52 3,772
3 Ginnie Mae II Pool, G2 BY0338 3.500% 8/20/50 2,479
2 Ginnie Mae II Pool, G2 BY0340 3.500% 8/20/50 1,722
2 Ginnie Mae II Pool, G2 BY0339 3.500% 8/20/50 2,236
4 Ginnie Mae II Pool, G2 BX3679 3.000% 8/20/50 3,809
5 Ginnie Mae II Pool, G2 MA8646 4.500% 2/20/53 4,409
5 Ginnie Mae II Pool, G2 MA8648 5.500% 2/20/53 4,473
3 Ginnie Mae II Pool, G2 BX3681 3.000% 8/20/50 2,333
6 Ginnie Mae II Pool, G2 BX3680 3.000% 8/20/50 4,769
1 Ginnie Mae II Pool, G2 BY0330 3.000% 10/20/50 445
18 Ginnie Mae II Pool, G2 BY0325 2.500% 10/20/50 14,914
1 Ginnie Mae II Pool, G2 BY0331 3.000% 10/20/50 780
23 Ginnie Mae II Pool, G2 MA8489 4.500% 12/20/52 21,849
29 Ginnie Mae II Pool, G2 MA7589, 2021 A 2.500% 9/20/51 24,035

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 29 Ginnie Mae II Pool, G2 MA9101 3.000% 8/20/53 $ 24,386
27 Ginnie Mae II Pool, G2 MA8268 4.500% 9/20/52 25,597
27 Ginnie Mae II Pool, G2 MA8269 5.000% 9/20/52 25,858
9 Ginnie Mae II Pool, G2 MA8647 5.000% 2/20/53 8,983
51 Ginnie Mae II Pool, G2 MA8267, 2022 A 4.000% 9/20/52 45,817
52 Ginnie Mae II Pool, G2 MA8149 3.500% 7/20/52 46,060
73 (b) GoodLeap Sustainable Home Solutions Trust 2021-3, 2021
3CS
2.100% 5/20/48 55,532
124 (b) GoodLeap Sustainable Home Solutions Trust 2021-4, 2021
4GS
2.360% 7/20/48 86,906
235 (b) Hudson Yards 2019-30HY Mortgage Trust, 2019 30HY 3.228% 7/10/39 205,331
136 (b) Loanpal Solar Loan 2021-2 Ltd, 2021 2GS 2.220% 3/20/48 101,093
119 (b) Mosaic Solar Loan Trust 2020-2, 2020 2A 1.440% 8/20/46 97,989
136 (b) Mosaic Solar Loan Trust 2021-3, 2021 3A 1.920% 6/20/52 99,678
212 (b),(d) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 1.579% spread), 2019 MILE
5.915% 7/15/36 197,022
150 (b) One Market Plaza Trust 2017-1MKT, 2017 1MKT 3.845% 2/10/32 133,692
46 (b) Vivint Solar Financing V LLC, 2018 1A 7.370% 4/30/48 42,513
211 (b) Vivint Solar Financing VII LLC, 2020 1A 2.210% 7/31/51 167,146
200 (b) VNDO Trust 2016-350P, 2016 350P 4.033% 1/10/35 184,200
Total Asset-Backed and Mortgage-Backed Securities
(cost $2,847,834) 2,217,985
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 7.2% X 613,247
Canada - 2.6%
$ 250 (b) OMERS Finance Trust 3.500% 4/19/32 $ 222,531
Total Canada 222,531
Netherlands - 2.3%
200 (b) Nederlandse Waterschapsbank NV 4.000% 6/01/28 192,819
Total Netherlands 192,819
Sweden - 2.3%
200 (b) Kommuninvest I Sverige AB 4.625% 9/29/28 197,897
Total Sweden 197,897
Total Emerging Market Debt and Foreign Corporate Bonds
(cost $631,374) 613,247
Principal
Amount (000) Description (a)
Optional Call
Provisions (e) Value
X –
MUNICIPAL BONDS - 5.8% X 494,722
Alaska - 1.8%
$ 150 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native Association Project,
Taxable Series 2022, 7.500%, 10/01/52
10/32 at 100.00 $ 152,407
Total Alaska 152,407
California - 1.7%
200 San Francisco City and County, California, Series 2021, 2.684%, 6/15/40 6/31 at 100.00 143,363
Total California 143,363
Illinois - 0.5%
50 Village of Deerfield, Illinois, Series 2011, 4.000%, 12/01/28 5/24 at 100.00 48,332
Total Illinois 48,332

Nuveen Core Impact Bond Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an
Principal
Amount (000) Description (a)
Optional Call
Provisions (e) Value
Massachusetts - 1.8%
$ 170 Massachusetts Clean Energy Cooperative Corp, 2.020%, 7/01/28 No Opt. Call $ 150,620
Total Massachusetts 150,620
Total Municipal Bonds
(cost $500,126) 494,722
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.1% X 343,684
$ 205 United States Treasury Note/Bond 4.750% 11/15/53 $ 203,943
88 United States Treasury Note/Bond 4.625% 4/30/29 87,663
55 United States Treasury Note/Bond 4.000% 2/15/34 52,078
Total U.S. Government and Agency Obligations
(cost $357,297) 343,684
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 1.2% X 98,778
Utilities - 1.2%
$ 100 (b) Vistra Corp 7.000% N/A (f) $ 98,778
Total Utilities 98,778
Total $1,000 Par (or similar) Institutional Preferred
(cost $92,001) 98,778
Total Long-Term Investments
(cost $10,144,916) 8,509,452
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.3%
107,331 (g) State Street Navigator Securities Lending
Government Money Market Portfolio
5.430%(h) $ 107,331
Total Investments Purchased with Collateral from Securities Lending
(cost $107,331) 107,331
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.3%
X –
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.3% X 29,996
$ 30 Federal Agricultural Mortgage Corp Discount Notes 0.000% 5/01/24 $ 29,996
Total U.S. Government and Agency Obligations
(cost $30,000) 29,996
Total Short-Term Investments
(cost $30,000) 29,996
Total Investments (cost $10,282,247 ) - 101.8% 8,646,779
Other Assets & Liabilities, Net -  (1.8)% (152,847)
Net Assets - 100% $ 8,493,932

independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Core Impact Bond
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 4,741,036 $ – $ 4,741,036
Asset-Backed and Mortgage-Backed Securities – 2,217,985 – 2,217,985
Emerging Market Debt and Foreign Corporate Bonds – 613,247 – 613,247
Municipal Bonds – 494,722 – 494,722
U.S. Government and Agency Obligations – 343,684 – 343,684
$1,000 Par (or similar) Institutional Preferred – 98,778 – 98,778
Investments Purchased with Collateral from Securities
Lending 107,331 – – 107,331
Short-Term Investments:
U.S. Government and Agency Obligations – 29,996 – 29,996
Total $ 107,331 $ 8,539,448 $ – $ 8,646,779
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $4,112,964 or 47.6% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $103,712.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(f) Perpetual security. Maturity date is not applicable.
(g) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(h) The rate shown is the one-day yield as of the end of the reporting period.
REIT Real Estate Investment Trust
TSFR
1M CME Term SOFR 1 Month

Nuveen Emerging Markets Debt Managed
Accounts Portfolio
Portfolio of Investments April 30, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 96.7%
X 13,442,435
SOVEREIGN DEBT - 49.3% X 13,442,435
Angola - 1.0%
$ 300 (b) Angolan Government International Bond 8.750% 4/14/32 $ 270,960
Total Angola 270,960
Bermuda - 0.9%
300 (b) Bermuda Government International Bond 2.375% 8/20/30 246,450
Total Bermuda 246,450
Brazil - 0.7%
200 Brazilian Government International Bond 7.125% 5/13/54 191,039
Total Brazil 191,039
Chile - 1.6%
550 Chile Government International Bond 2.550% 7/27/33 432,000
Total Chile 432,000
Colombia - 1.5%
200 Colombia Government International Bond 8.000% 4/20/33 204,042
200 Colombia Government International Bond 8.750% 11/14/53 206,076
Total Colombia 410,118
Cote d'Ivoire - 0.7%
200 (b) Ivory Coast Government International Bond 8.250% 1/30/37 191,080
Total Cote d'Ivoire 191,080
Dominican Republic - 1.0%
300 (b) Dominican Republic International Bond 5.500% 2/22/29 285,048
Total Dominican Republic 285,048
Egypt - 0.8%
250 (b) Egypt Government International Bond 7.600% 3/01/29 224,375
Total Egypt 224,375
Hungary - 2.2%
200 (b) Hungary Government International Bond 5.250% 6/16/29 193,576
200 (b) Hungary Government International Bond 6.250% 9/22/32 201,500
200 (b) Magyar Export-Import Bank Zrt 6.125% 12/04/27 199,578
Total Hungary 594,654
India - 0.7%
200 (b) Export-Import Bank of India 3.250% 1/15/30 175,869
Total India 175,869
Indonesia - 2.4%
350 Indonesia Government International Bond 4.650% 9/20/32 328,765
350 Indonesia Government International Bond 3.500% 1/11/28 326,075
Total Indonesia 654,840
Israel - 0.7%
200 Israel Government International Bond 5.750% 3/12/54 180,288
Total Israel 180,288
Kenya - 0.8%
225 (b) Republic of Kenya Government International Bond 8.000% 5/22/32 205,312
Total Kenya 205,312

Principal
Amount (000)   Description (a) Coupon Maturity Value
Mexico - 4.4%
$ 200 Mexico Government International Bond 6.338% 5/04/53 $ 186,046
250 Mexico Government International Bond 4.280% 8/14/41 191,494
250 Mexico Government International Bond 6.400% 5/07/54 235,024
700 Mexico Government International Bond 3.500% 2/12/34 560,439
Total Mexico 1,173,003
Nigeria - 0.9%
300 (b) Nigeria Government International Bond 7.375% 9/28/33 248,790
Total Nigeria 248,790
Oman - 0.7%
200 (b) Oman Government International Bond 6.500% 3/08/47 194,000
Total Oman 194,000
Panama - 2.6%
200 Panama Government International Bond 6.853% 3/28/54 173,868
700 Panama Government International Bond 3.298% 1/19/33 521,320
Total Panama 695,188
Paraguay - 0.7%
200 (b) Paraguay Government International Bond 6.000% 2/09/36 194,510
Total Paraguay 194,510
Peru - 2.7%
250 (b) Fondo MIVIVIENDA SA 4.625% 4/12/27 241,559
575 Peruvian Government International Bond 2.783% 1/23/31 477,192
Total Peru 718,751
Philippines - 1.9%
675 Philippine Government International Bond 1.950% 1/06/32 525,495
Total Philippines 525,495
Poland - 2.5%
200 (b) Bank Gospodarstwa Krajowego 5.375% 5/22/33 193,367
200 Republic of Poland Government International Bond 5.500% 11/16/27 200,968
75 Republic of Poland Government International Bond 5.500% 3/18/54 70,322
75 Republic of Poland Government International Bond 5.125% 9/18/34 71,966
140 Republic of Poland Government International Bond 5.500% 4/04/53 132,650
Total Poland 669,273
Qatar - 1.0%
310 (b) Qatar Government International Bond 5.103% 4/23/48 286,195
Total Qatar 286,195
Republic of Serbia - 0.7%
250 (b) Serbia International Bond 2.125% 12/01/30 194,551
Total Republic of Serbia 194,551
Romania - 2.7%
200 (b) Romanian Government International Bond 7.125% 1/17/33 206,364
270 (b) Romanian Government International Bond 4.000% 2/14/51 180,201
250 (b) Romanian Government International Bond 6.375% 1/30/34 244,250
102 (b) Romanian Government International Bond 5.875% 1/30/29 99,807
Total Romania 730,622
Saudi Arabia - 4.0%
200 (b) Saudi Government International Bond 5.750% 1/16/54 186,500
325 (b) Saudi Government International Bond 2.250% 2/02/33 252,850
250 (b) Saudi Government International Bond 4.500% 10/26/46 202,725
500 (b) Saudi Government International Bond 3.625% 3/04/28 470,439
Total Saudi Arabia 1,112,514

Nuveen Emerging Markets Debt Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
South Africa - 2.3%
$ 275 Republic of South Africa Government International Bond 5.875% 4/20/32 $ 244,406
250 Republic of South Africa Government International Bond 4.300% 10/12/28 222,500
225 Republic of South Africa Government International Bond 5.375% 7/24/44 158,625
Total South Africa 625,531
South Korea - 0.7%
300 Export-Import Bank of Korea 2.500% 6/29/41 202,499
Total South Korea 202,499
Turkey - 1.4%
200 Turkiye Government International Bond 6.000% 3/25/27 196,750
200 (c) Turkiye Government International Bond 7.625% 5/15/34 197,450
Total Turkey 394,200
United Arab Emirates - 2.5%
425 (b) Abu Dhabi Government International Bond 3.125% 9/30/49 278,928
425 (b) Abu Dhabi Government International Bond 3.125% 5/03/26 406,683
Total United Arab Emirates 685,611
Uruguay - 1.9%
550 Uruguay Government International Bond 4.375% 1/23/31 527,682
Total Uruguay 527,682
Uzbekistan - 0.7%
250 (b) Republic of Uzbekistan International Bond 3.700% 11/25/30 201,987
Total Uzbekistan 201,987
Total Sovereign Debt
(cost $13,410,783) 13,442,435
Principal
Amount (000) Description (a) Coupon Maturity Value
X 12,104,797
CORPORATE BONDS - 44.5% X 12,104,797
Australia - 0 .7%
$ 200 (c) AngloGold Ashanti Holdings PLC 3.375% 11/01/28 $ 178,419
Total Australia 178,419
Brazil - 3 .1%
80
(b)
Brazil Minas SPE via State of Minas
Gerais2013 1
5.333% 2/15/28 78,500
200 (b) Embraer Netherlands Finance BV 7.000% 7/28/30 204,705
225 Petrobras Global Finance BV 6.900% 3/19/49 208,653
225 (b) Rumo Luxembourg Sarl 4.200% 1/18/32 186,411
200 Suzano Austria GmbH 2.500% 9/15/28 174,189
Total Brazil 852,458
Chile - 4 .4%
200 (b) Antofagasta PLC 5.625% 5/13/32 193,241
200 (b) Banco del Estado de Chile 2.704% 1/09/25 194,643
200 (b) Cia Cervecerias Unidas SA 3.350% 1/19/32 168,325
200 (b) Corp Nacional del Cobre de Chile 3.000% 9/30/29 173,353
200 (b) Corp Nacional del Cobre de Chile 3.700% 1/30/50 129,960
200 (b) Empresa Nacional del Petroleo 6.150% 5/10/33 198,620
200 (b) Inversiones CMPC SA 3.000% 4/06/31 166,409
Total Chile 1,224,551
China - 1 .3%
200 (b) Lenovo Group Ltd 3.421% 11/02/30 172,534
225 (b) Prosus NV 4.193% 1/19/32 190,576
Total China 363,110

Principal
Amount (000)   Description (a) Coupon Maturity Value
Colombia - 0 .6%
$ 160 Ecopetrol SA 8.375% 1/19/36 $ 155,543
Total Colombia 155,543
Costa Rica - 0 .7%
200 (b) Instituto Costarricense de Electricidad 6.750% 10/07/31 198,600
Total Costa Rica 198,600
Dominican Republic - 0 .7%
200 (b) AES Espana BV 5.700% 5/04/28 187,700
Total Dominican Republic 187,700
Guatemala - 0 .6%
200 (b) Millicom International Cellular SA 4.500% 4/27/31 166,901
Total Guatemala 166,901
India - 2 .8%
225 (b) Bharti Airtel Ltd 3.250% 6/03/31 192,506
250 (b),(c) Indian Railway Finance Corp Ltd 3.249% 2/13/30 217,746
200 REC Ltd, Reg S 4.625% 3/22/28 190,461
200 (b) UltraTech Cement Ltd 2.800% 2/16/31 164,259
Total India 764,972
Indonesia - 4 .3%
200 (b) Freeport Indonesia PT 4.763% 4/14/27 192,659
200
(b)
Indonesia Asahan Aluminium PT / Mineral
Industri Indonesia Persero PT
5.450% 5/15/30 193,654
200
(b)
Indonesia Asahan Aluminium PT / Mineral
Industri Indonesia Persero PT
6.530% 11/15/28 204,354
200 (b) Pertamina Persero PT 3.650% 7/30/29 181,268
200 (b) Pertamina Persero PT 6.500% 5/27/41 204,662
200
(b)
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
5.450% 5/21/28 196,757
Total Indonesia 1,173,354
Israel - 2 .6%
200 (b) Bank Hapoalim BM, Reg S 3.255% 1/21/32 177,964
225 (b) Energean Israel Finance Ltd, Reg S 5.375% 3/30/28 199,485
200 (b) Israel Electric Corp Ltd, Reg S 3.750% 2/22/32 161,770
200 (b) Mizrahi Tefahot Bank Ltd, Reg S 3.077% 4/07/31 181,000
Total Israel 720,219
Kazakhstan - 1 .6%
200 (b) Development Bank of Kazakhstan JSC 5.500% 4/15/27 198,000
250 (b) QazaqGaz NC JSC 4.375% 9/26/27 232,900
Total Kazakhstan 430,900
Kuwait - 0 .7%
200 (b) NBK SPC Ltd 1.625% 9/15/27 181,246
Total Kuwait 181,246
Malaysia - 2 .0%
225 (b) MISC Capital Two Labuan Ltd 3.750% 4/06/27 213,201
200 (b) Petronas Capital Ltd 4.800% 4/21/60 167,164
200 (b) Petronas Capital Ltd 2.480% 1/28/32 161,663
Total Malaysia 542,028

Nuveen Emerging Markets Debt Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Mexico - 5 .9%
$ 200 (b) Alpek SAB de CV 3.250% 2/25/31 $ 165,993
200
(b)
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand
5.375% 4/17/25 198,701
200 (b) Becle SAB de CV 2.500% 10/14/31 154,240
200 (b) Cemex SAB de CV 9.125% 12/30/49 214,627
200 (b) Comision Federal de Electricidad 4.688% 5/15/29 183,948
300 (b) Mexico City Airport Trust 5.500% 10/31/46 246,745
200 (b) Orbia Advance Corp SAB de CV 1.875% 5/11/26 184,085
200 Petroleos Mexicanos 5.950% 1/28/31 157,803
100 Petroleos Mexicanos 5.350% 2/12/28 87,423
Total Mexico 1,593,565
Morocco - 0 .7%
225 (b) OCP SA 3.750% 6/23/31 186,750
Total Morocco 186,750
Peru - 1 .1%
200 (b) Banco BBVA Peru SA 6.200% 6/07/34 197,880
200 (b) Petroleos del Peru SA 5.625% 6/19/47 122,727
Total Peru 320,607
Qatar - 1 .3%
250 (b) QatarEnergy 3.300% 7/12/51 166,137
200 QNB Finance Ltd, Reg S 2.750% 2/12/27 185,200
Total Qatar 351,337
Saudi Arabia - 0 .8%
250 (b) Saudi Arabian Oil Co 2.250% 11/24/30 205,367
Total Saudi Arabia 205,367
South Africa - 1 .5%
200 Sasol Financing USA LLC 5.500% 3/18/31 166,227
250 (b) Transnet SOC Ltd 8.250% 2/06/28 245,625
Total South Africa 411,852
Supranational - 1 .3%
400
(b),(c)
Banque Ouest Africaine de
Developpement
4.700% 10/22/31 339,528
Total Supranational 339,528
Thailand - 0 .8%
250 (b) PTTEP Treasury Center Co Ltd 2.993% 1/15/30 217,986
Total Thailand 217,986
Turkey - 1 .5%
200 (b) Ford Otomotiv Sanayi AS 0.000% 4/25/29 199,900
200 (b) Sisecam UK PLC, (WI/DD) 8.625% 5/02/32 202,640
Total Turkey 402,540
United Arab Emirates - 3 .5%
250 (b) Abu Dhabi Crude Oil Pipeline LLC 4.600% 11/02/47 215,125
200 (b) DAE Funding LLC 3.375% 3/20/28 181,728
200 (b) DP World Ltd/United Arab Emirates 5.625% 9/25/48 183,002
162 (b) Galaxy Pipeline Assets Bidco Ltd 2.160% 3/31/34 135,209

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an
Principal
Amount (000)   Description (a) Coupon Maturity Value
United Arab Emirates
(continued)
$ 240 (b) MDGH GMTN RSC Ltd 4.375% 11/22/33 $ 220,200
Total United Arab Emirates 935,264
Total Corporate Bonds
(cost $11,874,278) 12,104,797
Principal
Amount (000) Description (a) ,(d) Coupon Maturity Value
X 411,472
CONTINGENT CAPITAL SECURITIES - 1.5% X 411,472
Chile - 0 .8%
$ 200 (b) Banco de Credito e Inversiones SA 8.750% N/A (e) $ 204,980
Total Chile 204,980
Mexico - 0 .7%
200 (b) BBVA Bancomer SA/Texas 8.450% 6/29/38 206,492
Total Mexico 206,492
Total Contingent Capital Securities
(cost $400,000) 411,472
Principal
Amount (000) Description (a) Coupon Maturity Value
X 377,996
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 1.4% X 377,996
Chile - 0 .8%
$ 200 (b) Banco del Estado de Chile 7.950% N/A (e) $ 201,500
Total Chile 201,500
Mexico - 0 .6%
200
(b)
Banco Nacional de Comercio Exterior
SNC/Cayman Islands
2.720% 8/11/31 176,496
Total Mexico 176,496
Total $1,000 Par (or similar) Institutional Preferred
(cost $373,219) 377,996
Total Long-Term Investments
(cost $26,058,280) 26,336,700
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   2.6%
700,690 (f) State Street Navigator Securities Lending
Government Money Market Portfolio
5.430%(g) $ 700,690
Total Investments Purchased with Collateral from Securities Lending
(cost $700,690) 700,690
Total Investments (cost $ 26,758,970 ) - 99 .3% 27,037,390
Other Assets & Liabilities, Net -  0.7% 177,351
Net Assets - 100% $ 27,214,741

Nuveen Emerging Markets Debt Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Emerging Markets Debt
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Sovereign Debt $ – $ 13,442,435 $ – $ 13,442,435
Corporate Bonds – 12,104,797 – 12,104,797
Contingent Capital Securities – 411,472 – 411,472
$1,000 Par (or similar) Institutional Preferred – 377,996 – 377,996
Investments Purchased with Collateral from Securities
Lending 700,690 – – 700,690
Total $ 700,690 $ 26,336,700 $ – $ 27,037,390
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $17,867,802 or 66.1% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $674,100.
(d) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(e) Perpetual security. Maturity date is not applicable.
(f) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(g) The rate shown is the one-day yield as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
WI/DD When-issued or delayed delivery security.

Nuveen High Yield Managed Accounts Portfolio
Portfolio of Investments April 30, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 99.1%
X –
CORPORATE BONDS - 98 .1 % X 17,349,387
Automobiles & Components - 3.5%
$ 115 Dana Inc 4.500% 2/15/32 $ 97,567
125 (b) Goodyear Tire & Rubber Co/The 5.000% 7/15/29 113,372
105 (c) Phinia Inc 6.750% 4/15/29 105,374
150 (c) ZF North America Capital Inc 6.875% 4/14/28 151,003
150 (c) ZF North America Capital Inc 0.000% 4/23/30 150,312
Total Automobiles & Components 617,628
Capital Goods - 6.2%
200 (b),(c) Albion Financing 2 Sarl 8.750% 4/15/27 199,997
65 (c) Chart Industries Inc 7.500% 1/01/30 66,482
75 (c) EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/30 74,328
100 (c) EquipmentShare.com Inc 8.625% 5/15/32 101,742
110 (c) Husky Injection Molding Systems Ltd / Titan Co-Borrower
LLC
9.000% 2/15/29 113,228
35 (c) Standard Industries Inc/NJ 5.000% 2/15/27 33,714
200 (c) TransDigm Inc 6.375% 3/01/29 198,473
80 (c) TransDigm Inc 6.875% 12/15/30 80,544
100 (c) Trinity Industries Inc 7.750% 7/15/28 102,202
120 (c) WESCO Distribution Inc 6.625% 3/15/32 119,438
Total Capital Goods 1,090,148
Commercial & Professional Services - 3.6%
80 (c) ASGN Inc 4.625% 5/15/28 74,657
200 (c) Boost Newco Borrower LLC 7.500% 1/15/31 206,418
115 (c) Garda World Security Corp 4.625% 2/15/27 109,369
115 (b),(c) MPH Acquisition Holdings LLC 5.500% 9/01/28 93,710
95 (c) Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/27 86,522
60 (b),(c) Prime Security Services Borrower LLC / Prime Finance Inc 6.250% 1/15/28 58,615
Total Commercial & Professional Services 629,291
Consumer Discretionary Distribution & Retail - 6.6%
80 (c) Academy Ltd 6.000% 11/15/27 78,205
90 AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 8/20/26 88,497
35 (b),(c) Asbury Automotive Group Inc 4.625% 11/15/29 31,648
200 (b),(c) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.000% 2/15/31 191,485
75 (c) Bath & Body Works Inc 6.625% 10/01/30 74,944
50 (b),(c) Group 1 Automotive Inc 4.000% 8/15/28 45,472
125 (b) Kohl's Corp 4.625% 5/01/31 103,053
50 (c) LCM Investments Holdings II LLC 4.875% 5/01/29 45,666
100 (c) Macy's Retail Holdings LLC 5.875% 4/01/29 96,417
175 (c) Michaels Cos Inc/The 5.250% 5/01/28 148,116
100 (c) Michaels Cos Inc/The 7.875% 5/01/29 73,272
170 (c) Staples Inc 7.500% 4/15/26 163,900
30 (c) Wand NewCo 3 Inc 7.625% 1/30/32 30,498
Total Consumer Discretionary Distribution & Retail 1,171,173
Consumer Durables & Apparel - 1.4%
80 Newell Brands Inc 4.700% 4/01/26 78,724
80 Newell Brands Inc 6.625% 9/15/29 77,271
115 (c) Wolverine World Wide Inc 4.000% 8/15/29 91,853
Total Consumer Durables & Apparel 247,848

Nuveen High Yield Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Consumer Services - 5.0%
$ 160 (c) Churchill Downs Inc 5.750% 4/01/30 $ 152,248
75 (c) Cinemark USA Inc 5.875% 3/15/26 74,055
115 (b),(c) Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc
4.625% 1/15/29 104,033
200 (c) Flutter Treasury Designated Activity Co 6.375% 4/29/29 200,542
90 (c) Hilton Domestic Operating Co Inc 5.875% 4/01/29 88,808
100 (c) Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc
6.625% 1/15/32 98,587
40 (c) Royal Caribbean Cruises Ltd 6.250% 3/15/32 39,431
20 (c) Royal Caribbean Cruises Ltd 7.250% 1/15/30 20,567
100 (c) Six Flags Entertainment Corp , (WI/DD) 0.000% 4/30/32 99,601
Total Consumer Services 877,872
Consumer Staples Distribution & Retail - 0.3%
50 (c) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.500% 2/15/28 49,955
Total Consumer Staples Distribution & Retail 49,955
Energy - 14.1%
105 (c) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5.750% 3/01/27 103,090
65 (c) Archrock Partners LP / Archrock Partners Finance Corp 6.250% 4/01/28 63,678
105 (c) Baytex Energy Corp 7.375% 3/15/32 105,893
15 (c) Civitas Resources Inc 8.625% 11/01/30 15,962
55 (c) Civitas Resources Inc 8.375% 7/01/28 57,375
135 (c) Civitas Resources Inc 8.750% 7/01/31 143,200
135 (b),(c) CNX Resources Corp 7.250% 3/01/32 135,373
165 (c) EQM Midstream Partners LP 6.500% 7/01/27 165,229
135 Genesis Energy LP / Genesis Energy Finance Corp 6.250% 5/15/26 133,850
150 (c) Harvest Midstream I LP 7.500% 5/15/32 150,186
165 (c) Hilcorp Energy I LP / Hilcorp Finance Co 5.750% 2/01/29 158,504
65 (c) Kinetik Holdings LP 5.875% 6/15/30 62,847
100 (c) Kinetik Holdings LP 6.625% 12/15/28 100,481
50 (c) Kodiak Gas Services LLC 7.250% 2/15/29 50,361
110 (c) Parkland Corp 4.500% 10/01/29 99,691
100 (c) PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/30 102,848
105 (b) SM Energy Co 6.500% 7/15/28 104,146
90 (c) Sunoco LP 0.000% 4/30/29 91,403
100 (c) Talos Production Inc 9.000% 2/01/29 105,506
25 (c) Transocean Aquila Ltd 8.000% 9/30/28 25,427
40 (c) Transocean Inc 8.750% 2/15/30 42,229
35 (c) Transocean Titan Financing Ltd 8.375% 2/01/28 35,929
140 (c) USA Compression Partners LP / USA Compression Finance
Corp
7.125% 3/15/29 139,105
100 USA Compression Partners LP / USA Compression Finance
Corp
6.875% 9/01/27 99,834
100 (c) Venture Global LNG Inc 9.875% 2/01/32 106,711
90 (c) Venture Global LNG Inc 8.125% 6/01/28 92,022
Total Energy 2,490,880
Equity Real Estate Investment Trusts (REITs) - 1.6%
100 (c) CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/28 90,515
115 (c) Iron Mountain Inc 4.875% 9/15/27 109,747
85 (c) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10.500% 2/15/28 88,182
Total Equity Real Estate Investment Trusts (REITs) 288,444
Financial Services - 6.4%
130 (c) Compass Group Diversified Holdings LLC 5.250% 4/15/29 121,523
25 (c) Compass Group Diversified Holdings LLC 5.000% 1/15/32 22,030
215 (b),(c) FirstCash Inc 6.875% 3/01/32 212,282

Principal
Amount (000)   Description (a) Coupon Maturity Value
Financial Services (continued)
$ 180 (b),(c) HAT Holdings I LLC / HAT Holdings II LLC 8.000% 6/15/27 $ 184,527
165 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250% 5/15/27 151,510
90 Navient Corp 4.875% 3/15/28 81,316
210 OneMain Finance Corp 3.500% 1/15/27 193,201
110 (c) PennyMac Financial Services Inc 7.875% 12/15/29 112,272
60 (c) Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc 3.875% 3/01/31 50,871
Total Financial Services 1,129,532
Food, Beverage & Tobacco - 1.8%
80 (c) B&G Foods Inc 8.000% 9/15/28 82,900
50 (c) Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/28 46,278
115 (c) Darling Ingredients Inc 6.000% 6/15/30 111,716
85 (c) Primo Water Holdings Inc 4.375% 4/30/29 77,584
Total Food, Beverage & Tobacco 318,478
Health Care Equipment & Services - 3.5%
125 (c) CHS/Community Health Systems Inc 5.250% 5/15/30 102,198
100 (c) CHS/Community Health Systems Inc 8.000% 3/15/26 99,513
95 (c) DaVita Inc 4.625% 6/01/30 83,233
130 (c) LifePoint Health Inc 11.000% 10/15/30 138,371
100 (c) LifePoint Health Inc 9.875% 8/15/30 104,130
100 (b),(c) Tenet Healthcare Corp 6.750% 5/15/31 100,198
Total Health Care Equipment & Services 627,643
Household & Personal Products - 1.3%
65 (c) Coty Inc 5.000% 4/15/26 63,747
60 (c) Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC
6.625% 7/15/30 60,036
120 (c) Kronos Acquisition Holdings Inc / KIK Custom Products Inc 5.000% 12/31/26 115,956
Total Household & Personal Products 239,739
Insurance - 5.6%
130 (c) Acrisure LLC / Acrisure Finance Inc 4.250% 2/15/29 116,462
85 (c) Alliant Holdings Intermediate LLC / Alliant Holdings
Co-Issuer
6.750% 4/15/28 84,910
25 (c) Alliant Holdings Intermediate LLC / Alliant Holdings
Co-Issuer
7.000% 1/15/31 25,078
200 (c) Ardonagh Finco Ltd 7.750% 2/15/31 196,810
200 (c) Howden UK Refinance PLC / Howden UK Refinance 2 PLC /
Howden US Refinance LLC
7.250% 2/15/31 197,444
110 (c) HUB International Ltd 7.250% 6/15/30 111,614
260 (c) Panther Escrow Issuer LLC 7.125% 6/01/31 261,348
Total Insurance 993,666
Materials - 7.4%
120 (c) Arsenal AIC Parent LLC 8.000% 10/01/30 124,940
130 (c) Avient Corp 7.125% 8/01/30 131,531
190 (c) Cleveland-Cliffs Inc 7.000% 3/15/32 185,560
130 (c) Gates Global LLC / Gates Corp 6.250% 1/15/26 130,028
130 (c) Mineral Resources Ltd 9.250% 10/01/28 136,284
110 (c) Mineral Resources Ltd 8.000% 11/01/27 111,252
100 (c) NOVA Chemicals Corp 4.875% 6/01/24 99,593
45 (c) Owens-Brockway Glass Container Inc 7.250% 5/15/31 45,069
20 (c) Sealed Air Corp 6.125% 2/01/28 19,756
140 (c) SunCoke Energy Inc 4.875% 6/30/29 123,618
79 (c) Trinseo Materials Operating SCA / Trinseo Materials Finance
Inc
5.375% 9/01/25 62,780
165 (c) Tronox Inc 4.625% 3/15/29 147,194
Total Materials 1,317,605

Nuveen High Yield Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Media & Entertainment - 9.1%
$ 285 (c) CCO Holdings LLC / CCO Holdings Capital Corp 4.250% 2/01/31 $ 223,053
195 (c) CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/01/29 171,756
50 (c) CCO Holdings LLC / CCO Holdings Capital Corp 6.375% 9/01/29 45,834
120 (c) Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/27 111,849
75 (c) DISH Network Corp 11.750% 11/15/27 75,603
75 (b),(c) Getty Images Inc 9.750% 3/01/27 75,096
65 (c) Gray Television Inc 4.750% 10/15/30 39,239
140 (c) Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/31 143,668
95 (c) Sirius XM Radio Inc 4.000% 7/15/28 84,685
20 (c) Sirius XM Radio Inc 4.125% 7/01/30 16,961
200 (c) Sunrise FinCo I BV 4.875% 7/15/31 174,154
75 (b),(c) Univision Communications Inc 4.500% 5/01/29 65,244
200 (c) Virgin Media Secured Finance PLC 5.500% 5/15/29 181,788
200 (c) VZ Secured Financing BV 5.000% 1/15/32 168,468
40 (c) Ziff Davis Inc 4.625% 10/15/30 34,791
Total Media & Entertainment 1,612,189
Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
200 (c) Jazz Securities DAC 4.375% 1/15/29 181,966
200 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 182,151
Total Pharmaceuticals, Biotechnology & Life Sciences 364,117
Real Estate Management & Development - 0.4%
75 (b),(c) Cushman & Wakefield US Borrower LLC 6.750% 5/15/28 73,955
Total Real Estate Management & Development 73,955
Software & Services - 3.0%
150 (c) Ahead DB Holdings LLC 6.625% 5/01/28 136,342
155 (c) Gen Digital Inc 6.750% 9/30/27 155,577
75 (c) Open Text Corp 3.875% 12/01/29 65,640
120 (c) Rocket Software Inc , (WI/DD) 0.000% 11/28/28 120,455
50 (c) Science Applications International Corp 4.875% 4/01/28 47,199
Total Software & Services 525,213
Technology Hardware & Equipment - 0.6%
100 (c) Imola Merger Corp 4.750% 5/15/29 92,080
19 (b),(c) Xerox Holdings Corp 8.875% 11/30/29 18,101
Total Technology Hardware & Equipment 110,181
Telecommunication Services - 4.6%
200 (b),(c) Altice France SA/France 8.125% 2/01/27 150,572
100 (c) Frontier Communications Holdings LLC 8.625% 3/15/31 100,997
105 (c) Frontier Communications Holdings LLC 5.875% 10/15/27 100,712
200 Iliad Holding SASU , (WI/DD) 0.000% 4/30/31 201,507
130 (c) Level 3 Financing Inc 10.500% 4/15/29 129,734
75 (c) Level 3 Financing Inc 10.500% 5/15/30 74,319
50 (c) Level 3 Financing Inc 10.750% 12/15/30 50,097
Total Telecommunication Services 807,938
Transportation - 5.3%
65 (c) Allegiant Travel Co 7.250% 8/15/27 62,824
35 (c) American Airlines Inc 8.500% 5/15/29 36,459
77 (c) American Airlines Inc/AAdvantage Loyalty IP Ltd2021 CORP 5.500% 4/20/26 75,777
300 (c) Brightline East LLC , (WI/DD) 0.000% 1/31/30 296,925
115 (c) Cargo Aircraft Management Inc 4.750% 2/01/28 103,845
20 (b),(c) GN Bondco LLC 9.500% 10/15/31 19,206
200 (c) Hawaiian Brand Intellectual Property Ltd / HawaiianMiles
Loyalty Ltd
5.750% 1/20/26 187,578
105 (c) United Airlines Inc 4.375% 4/15/26 100,998

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000)   Description (a) Coupon Maturity Value
Transportation (continued)
$ 55 (c) XPO Inc 7.125% 6/01/31 $ 55,283
Total Transportation 938,895
Utilities - 4.7%
80 (c) Clearway Energy Operating LLC 4.750% 3/15/28 75,388
115 (c) Ferrellgas LP / Ferrellgas Finance Corp 5.375% 4/01/26 112,682
115 (c) Ferrellgas LP / Ferrellgas Finance Corp 5.875% 4/01/29 108,968
235 (c) Talen Energy Supply LLC 8.625% 6/01/30 248,638
130 (c) TerraForm Power Operating LLC 5.000% 1/31/28 121,312
85 (c) Vistra Operations Co LLC 7.750% 10/15/31 87,175
80 (c) Vistra Operations Co LLC 4.375% 5/01/29 72,834
Total Utilities 826,997
Total Corporate Bonds
(cost $17,131,997) 17,349,387
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 1 .0 % X 178,925
8,500
Invesco Senior Loan ETF
$ 178,925
Total Exchange-Traded Funds
(cost $179,478) 178,925
Total Long-Term Investments
(cost $17,311,475) 17,528,312
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 12.7%
2,254,160 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.430%(e) $ 2,254,160
Total Investments Purchased with Collateral from Securities Lending
(cost $2,254,160) 2,254,160
Total Investments (cost $ 19,565,635 ) - 111 .8% 19,782,472
Other Assets & Liabilities, Net -  (11.8)% (2,092,933)
Net Assets - 100% $ 17,689,539

Nuveen High Yield Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 17,349,387 $ – $ 17,349,387
Exchange-Traded Funds 178,925 – – 178,925
Investments Purchased with Collateral from Securities
Lending 2,254,160 – – 2,254,160
Total $ 2,433,085 $ 17,349,387 $ – $ 19,782,472
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,150,884.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $15,825,540 or 80.0% of Total Investments.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
WI/DD When-issued or delayed delivery security.

Nuveen Preferred Securities and Income
Managed Accounts Portfolio
Portfolio of Investments April 30, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 99.3%
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 60 .1 % X 10,474,173
Automobiles & Components - 3.5%
$ 650 (b) General Motors Financial Co Inc 5.700% N/A (c) $ 608,311
Total Automobiles & Components 608,311
Banks - 14.0%
300 Citigroup Inc 7.625% N/A (c) 309,598
540 CoBank ACB 6.450% N/A (c) 533,195
100 (d) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.563% N/A (c) 100,805
250 M&T Bank Corp 5.125% N/A (c) 219,729
280 PNC Financial Services Group Inc/The 6.200% N/A (c) 274,485
225 PNC Financial Services Group Inc/The 6.250% N/A (c) 211,523
560 Truist Financial Corp 5.100% N/A (c) 505,886
300 (b) US Bancorp 5.300% N/A (c) 281,207
Total Banks 2,436,428
Capital Goods - 2.9%
515 AerCap Holdings NV 5.875% 10/10/79 508,561
Total Capital Goods 508,561
Energy - 7.5%
300 Enbridge Inc 8.500% 1/15/84 316,514
300 Enbridge Inc 7.625% 1/15/83 298,681
275 Energy Transfer LP 6.500% N/A (c) 266,846
300 Transcanada Trust 5.500% 9/15/79 270,574
180 Transcanada Trust 5.600% 3/07/82 157,432
Total Energy 1,310,047
Financial Services - 10.2%
400 Ally Financial Inc 4.700% N/A (c) 339,568
290 American Express Co 3.550% N/A (c) 264,592
450 (b) Charles Schwab Corp/The 5.375% N/A (c) 444,994
310 (b) Discover Financial Services 6.125% N/A (c) 309,984
200 (b) Goldman Sachs Group Inc/The 7.500% N/A (c) 206,975
205 State Street Corp 6.700% N/A (c) 205,173
Total Financial Services 1,771,286
Insurance - 12.7%
300 Assurant Inc 7.000% 3/27/48 298,666
185 AXIS Specialty Finance LLC 4.900% 1/15/40 165,804
270 Enstar Finance LLC 5.500% 1/15/42 254,681
310 Markel Group Inc 6.000% N/A (c) 307,594
325 (e) MetLife Inc 9.250% 4/08/38 373,816
180 Prudential Financial Inc 6.500% 3/15/54 177,346
650 (e) QBE Insurance Group Ltd 5.875% N/A (c) 642,266
Total Insurance 2,220,173
Media & Entertainment - 1.6%
300 (b) Paramount Global 6.375% 3/30/62 277,457
Total Media & Entertainment 277,457
Telecommunication Services - 1.8%
300 Vodafone Group PLC 7.000% 4/04/79 304,385
Total Telecommunication Services 304,385

Nuveen Preferred Securities and Income Managed Accounts Portfolio
(con-
tinued)
Portfolio of Investments
April 30, 2024

Principal
Amount (000) Description (a) Coupon Maturity Value
Utilities - 5.9%
$ 400 Emera Inc 6.750% 6/15/76 $ 395,439
330 Sempra 4.875% N/A (c) 321,058
325 (e) Vistra Corp 7.000% N/A (c) 321,028
Total Utilities 1,037,525
Total $1,000 Par (or similar) Institutional Preferred
(cost $9,985,642) 10,474,173
Principal
Amount (000) Description (a) ,(f) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 34 .0 % X 5,927,536
Banks - 29.1%
$ 200 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (c) $ 197,256
200 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (c) 210,043
200 Banco Santander SA 4.750% N/A (c) 171,080
200 Banco Santander SA 9.625% N/A (c) 213,518
515 Barclays PLC 8.000% N/A (c) 506,427
275 (e) BNP Paribas SA 7.750% N/A (c) 277,314
235 (e) BNP Paribas SA 9.250% N/A (c) 248,955
200 (e) BNP Paribas SA 8.500% N/A (c) 206,773
425 (e) Credit Agricole SA 8.125% N/A (c) 430,313
370 HSBC Holdings PLC 6.000% N/A (c) 352,009
200 HSBC Holdings PLC 8.000% N/A (c) 206,425
340 HSBC Holdings PLC 6.375% N/A (c) 335,964
250 ING Groep NV 5.750% N/A (c) 235,956
200 ING Groep NV, Reg S 7.500% N/A (c) 195,500
200 Lloyds Banking Group PLC 7.500% N/A (c) 197,980
330 NatWest Group PLC 6.000% N/A (c) 320,731
350 (e) Societe Generale SA 10.000% N/A (c) 366,701
220 (e) Societe Generale SA 9.375% N/A (c) 223,919
200 (e) Standard Chartered PLC 7.750% N/A (c) 198,714
Total Banks 5,095,578
Financial Services - 4.9%
200 Deutsche Bank AG 6.000% N/A (c) 185,569
200 (e) UBS Group AG 9.250% N/A (c) 219,497
400 (e) UBS Group AG 9.250% N/A (c) 426,892
Total Financial Services 831,958
Total Contingent Capital Securities
(cost $5,541,943) 5,927,536
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 3 .2 % X 550,369
Banks - 1.7%
3,000 (e) Farm Credit Bank of Texas 9.601% $ 298,500
Total Banks 298,500
Energy - 0.8%
5,000 NuStar Energy LP 12.357% 127,850
Total Energy 127,850
Food, Beverage & Tobacco - 0.7%
4,900 CHS Inc 6.750% 124,019
Total Food, Beverage & Tobacco 124,019
Total $25 Par (or similar) Retail Preferred
(cost $533,383) 550,369

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 2 .0 % X 357,511
Energy - 0.4%
$ 75 Energy Transfer LP 8.000% 5/15/54 $ 77,235
Total Energy 77,235
Financial Services - 1.6%
400 Credit Suisse Group AG 7.500% 6/11/72 44,000
310 Credit Suisse Group AG 7.500% 1/17/72 34,100
200 Goldman Sachs Group Inc/The 7.500% 12/30/49 202,176
Total Financial Services 280,276
Total Corporate Bonds
(cost $934,327) 357,511
Total Long-Term Investments
(cost $16,995,295) 17,309,589
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 8.8%
1,522,604 (g) State Street Navigator Securities Lending
Government Money Market Portfolio
5.430%(h) $ 1,522,604
Total Investments Purchased with Collateral from Securities Lending
(cost $1,522,604) 1,522,604
Total Investments (cost $ 18,517,899 ) - 108 .1% 18,832,193
Other Assets & Liabilities, Net -  (8.1)% (1,406,046)
Net Assets - 100% $ 17,426,147

Nuveen Preferred Securities and Income Managed Accounts Portfolio
(con-
tinued)
Portfolio of Investments
April 30, 2024

Preferred Securities and Income MAPS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 10,474,173 $ – $ 10,474,173
Contingent Capital Securities – 5,927,536 – 5,927,536
$25 Par (or similar) Retail Preferred 550,369 – – 550,369
Corporate Bonds – 357,511 – 357,511
Investments Purchased with Collateral from Securities
Lending 1,522,604 – – 1,522,604
Total $ 2,072,973 $ 16,759,220 $ – $ 18,832,193
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,471,281.
(c) Perpetual security. Maturity date is not applicable.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $4,234,688 or 22.5% of Total Investments.
(f) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(g) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(h) The rate shown is the one-day yield as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
TSFR
3M CME Term SOFR 3 Month

Nuveen Securitized Credit Managed Accounts
Portfolio
Portfolio of Investments April 30, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 99.3%
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 98.3% X 25,146,062
$ 350 (b) Affirm Asset Securitization Trust 2023-B, 2023 B 6.820% 9/15/28 $ 353,595
250 (b),(c) AGL CLO Ltd, (TSFR3M reference rate + 2.600% spread),
2023 25A
7.925% 7/21/36 251,885
264 (b) Avis Budget Rental Car Funding AESOP LLC, 2019 3A 2.360% 3/20/26 257,840
100 (b) Avis Budget Rental Car Funding AESOP LLC, 2024 1A 5.850% 6/20/30 99,003
100 Bank 2019-BNK19, 2019 BN20 3.243% 9/15/62 84,493
350 BANK 2019-BNK22, 2019 BN22 3.210% 11/15/62 299,243
500 Benchmark 2019-B11 Mortgage Trust, 2019 B11 3.784% 5/15/52 438,396
199 Benchmark 2019-B15 Mortgage Trust, 2019 B15 3.836% 12/15/72 147,789
100 Benchmark 2021-B28 Mortgage Trust, 2021 B28 2.429% 8/15/54 77,390
250 (b),(c) BX Commercial Mortgage Trust 2021-CIP, (TSFR1M
reference rate + 1.385% spread), 2021 CIP
6.706% 12/15/38 246,849
221 (b),(c) BX Commercial Mortgage Trust 2021-SOAR, (TSFR1M
reference rate + 0.984% spread), 2021 SOAR
6.305% 6/15/38 218,638
570 (b) CAMB Commercial Mortgage Trust 2021-CX2, 2021 CX2 2.700% 11/10/46 456,159
244 (b) Capital Automotive REIT, 2023 1A 5.750% 9/15/53 238,961
295 CFCRE Commercial Mortgage Trust 2016-C6, 2016 C6 3.217% 11/10/49 272,305
200 Citigroup Commercial Mortgage Trust 2015-GC29, 2015
GC29
3.457% 4/10/48 192,699
200 Citigroup Commercial Mortgage Trust 2016-C3, 2016 C3 3.366% 11/15/49 184,707
295 COMM 2018-COR3 Mortgage Trust, 2018 COR3 4.664% 5/10/51 250,078
300 (b),(c) Connecticut Avenue Securities Trust 2022-R04, (SOFR30A
reference rate + 3.100% spread), 2022 R04
8.430% 3/25/42 312,758
300 (b),(c) Connecticut Avenue Securities Trust 2022-R05, (SOFR30A
reference rate + 3.000% spread), 2022 R05
8.330% 4/25/42 309,726
300 (b),(c) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 4.650% spread), 2022 R07
9.980% 6/25/42 326,736
240 (b),(c) Connecticut Avenue Securities Trust 2022-R09, (SOFR30A
reference rate + 4.750% spread), 2022 R09
10.080% 9/25/42 262,521
315 (b),(c) Connecticut Avenue Securities Trust 2023-R01, (SOFR30A
reference rate + 3.750% spread), 2023 R01
9.080% 12/25/42 337,099
45 CSAIL 2017-CX10 Commercial Mortgage Trust, 2017 CX10 3.458% 11/15/50 40,634
200 CSAIL 2020-C19 Commercial Mortgage Trust, 2020 C19 2.971% 3/15/53 159,470
87 (b) DBWF Mortgage Trust, 2015 LCM 2.998% 6/10/34 82,758
144 Fannie Mae Pool, FN MA4699, 2022 1 3.500% 7/01/52 124,072
101 Fannie Mae Pool, FN MA5165, (WI/DD) 5.500% 10/01/53 97,835
144 Fannie Mae Pool, FN MA4842, 2022 1 5.500% 12/01/52 139,946
117 Fannie Mae Pool, FN CB2795 3.000% 2/01/52 96,443
184 Fannie Mae Pool, FN 310210, 2022 1 4.000% 5/01/44 169,588
103 Fannie Mae Pool, FN FS7299 3.000% 5/01/52 86,102
237 Fannie Mae Pool, FN FS0403 3.000% 1/01/52 198,426
88 Fannie Mae Pool, FN FS5179 5.000% 6/01/53 84,272
94 Fannie Mae Pool, FN MA4761 5.000% 9/01/52 89,302
178 Fannie Mae Pool, FN CB3905 3.500% 6/01/52 153,623
177 Fannie Mae Pool, FN MA5039 5.500% 6/01/53 171,877
115 Fannie Mae Pool, FN MA4625, 2022 1 3.500% 6/01/52 99,137
278 Fannie Mae Pool, FN MA4920 6.000% 2/01/53 275,363
315 Fannie Mae Pool, FN MA4600, 2022 2 3.500% 5/01/52 271,942
349 Fannie Mae Pool, FN MA4962 4.000% 3/01/53 312,312
396 Fannie Mae Pool, FN MA4783 4.000% 10/01/52 354,889
374 Fannie Mae Pool, FN MA4919 5.500% 2/01/53 364,116
403 Fannie Mae Pool, FN MA5070 4.500% 7/01/53 371,893
439 Fannie Mae Pool, FN MA4700, 2022 1 4.000% 7/01/52 393,050
430 Fannie Mae Pool, FN MA4701, 2022 1 4.500% 7/01/52 396,113
321 Fannie Mae Pool, FN MA5106 5.000% 8/01/53 304,133
455 Fannie Mae Pool, FN MA4784 4.500% 10/01/52 419,140
454 Fannie Mae Pool, FN MA4655 4.000% 7/01/52 405,938

Nuveen Securitized Credit Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 475 Fannie Mae Pool, FN MA4805, 2022 1 4.500% 11/01/52 $ 437,513
539 Fannie Mae Pool, FN FS1535 3.000% 4/01/52 448,740
507 Fannie Mae Pool, FN MA4732 4.000% 9/01/52 454,297
506 Fannie Mae Pool, FN MA4733 4.500% 9/01/52 466,575
497 Fannie Mae Pool, FN MA4737, 2022 1 5.000% 8/01/52 471,389
360 Fannie Mae Pool, FN CB2804 2.500% 2/01/52 289,212
358 Fannie Mae Pool, FN CB2211 2.500% 11/01/51 284,413
310 Fannie Mae Pool, FN MA4918 5.000% 2/01/53 294,166
79 Freddie Mac Pool, FR SD4810 3.000% 4/01/52 65,938
55 Freddie Mac Pool, FR SD8220 3.000% 6/01/52 45,270
42 Freddie Mac Pool, FR RA7211, 2022 1 4.000% 4/01/52 38,080
193 Freddie Mac Pool, FR RA9629 5.500% 8/01/53 187,674
45 Freddie Mac REMICS, 2018 4776 4.000% 3/15/48 39,744
36 Freddie Mac REMICS, 2018 4783 4.000% 4/15/48 31,945
157 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA5, (SOFR30A
reference rate + 4.500% spread), 2022 DNA5
9.830% 6/25/42 170,071
300 (b),(c) Freddie Mac STACR REMIC Trust 2022-HQA2, (SOFR30A
reference rate + 4.000% spread), 2022 HQA2
9.330% 7/25/42 319,150
300 (b),(c) Freddie Mac STACR REMIC Trust 2022-HQA3, (SOFR30A
reference rate + 3.550% spread), 2022 HQA3
8.880% 8/25/42 317,072
69 Ginnie Mae II Pool, G2 MA8428 5.000% 11/20/52 66,153
118 Ginnie Mae II Pool, G2 MA8201 4.500% 8/20/52 109,971
351 Ginnie Mae II Pool, G2 MA8149 3.500% 7/20/52 309,715
62 Ginnie Mae II Pool, G2 MA7419, 2021 MTGE, (WI/DD) 3.000% 6/20/51 52,797
251 Ginnie Mae II Pool, G2 MA8200 4.000% 8/20/52 227,909
79 Ginnie Mae II Pool, G2 MA8043 3.000% 5/20/52 67,504
345 GM Financial Consumer Automobile Receivables Trust
2020-4, 2020 4
0.500% 2/17/26 339,873
102 Government National Mortgage Association, 2023 111 3.000% 2/20/52 64,613
248 (b),(c) Gracie Point International Fun, (SOFR90A reference rate +
1.950% spread), 2023 1A
7.308% 9/01/26 249,824
78 (b),(c) GRACIE POINT INTERNATIONAL FUNDING 2023-2,
(SOFR90A reference rate + 2.250% spread), 2023 2A
7.608% 3/01/27 78,475
575 GS Mortgage Securities Trust 2017-GS6, 2017 GS6 3.638% 5/10/50 514,986
245 GS Mortgage Securities Trust 2018-GS9, 2018 GS9 3.992% 3/10/51 224,542
45 GS Mortgage Securities Trust 2019-GSA1, 2019 GSA1 3.340% 11/10/52 38,576
244 (b) GS Mortgage-Backed Securities Trust 2021-PJ6, 2021 PJ6 2.500% 11/25/51 186,494
94 (b) GS Mortgage-Backed Securities Trust 2023-PJ1, 2023 PJ1 3.500% 2/25/53 78,084
250 (b) Hertz Vehicle Financing III LLC, 2023 3A 5.940% 2/25/28 248,944
100 (b) Hertz Vehicle Financing III LP, 2021 2A 2.120% 12/27/27 90,189
154 (b) Hilton Grand Vacations Trust 2019-A, 2019 AA 2.340% 7/25/33 147,268
187 (b) J.P. Morgan Mortgage Trust 2021-INV5, 2021 INV5 3.187% 12/25/51 147,032
267 (b) J.P. Morgan Mortgage Trust 2022-6, 2022 6 3.000% 11/25/52 213,383
255 (b) JP Morgan Mortgage Trust 2017-5, 2017 5 4.720% 10/26/48 252,194
253 (b) JP MORGAN MORTGAGE TRUST 2018-5, 2018 5 3.500% 10/25/48 215,544
250 (b) JP Morgan Mortgage Trust 2020-1, 2020 1 3.823% 6/25/50 211,060
408 (b) JP Morgan Mortgage Trust 2020-7, 2020 7 3.000% 1/25/51 336,070
239 (b) JP Morgan Mortgage Trust 2021-11, 2021 11 2.500% 1/25/52 183,111
23 (b) JP Morgan Mortgage Trust 2021-4, 2021 4 2.881% 8/25/51 17,701
250 JPMBB Commercial Mortgage Securities Trust 2014-C23,
2014 C23
4.631% 9/15/47 246,250
300 (b),(c) Magnetite XXXVII Ltd, (TSFR3M reference rate + 2.300%
spread), 2023 37A
7.625% 10/20/36 302,807
100 (b) MetroNet Infrastructure Issuer LLC, 2024 1A 6.230% 4/20/54 98,728
279 (b) Morgan Stanley Residential Mortgage Loan Trust 2023-1,
2023 1
4.000% 2/25/53 241,730
202 (b) MVW 2020-1 LLC, 2020 1A 1.740% 10/20/37 188,698
201 (b) MVW Owner Trust 2019-1, 2019 1A 2.890% 11/20/36 195,030
220 (b),(c) Myers Park CLO Ltd, (TSFR3M reference rate + 1.862%
spread), 2018 1A
7.186% 10/20/30 220,153
82 (b),(c) OBX 2018-1 Trust, (TSFR1M reference rate + 0.764%
spread), 2018 1
4.658% 6/25/57 79,530

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 280 (b) OBX 2022-INV5 Trust, 2022 INV5 4.000% 10/25/52 $ 242,074
89 (b) Oceanview Mortgage Trust 2022-1, 2022 1 4.500% 11/25/52 80,037
250 (b) One Bryant Park Trust 2019-OBP, 2019 OBP 2.516% 9/15/54 207,854
250 (b),(c) OneMain Financial Issuance Trust 2021-1, (SOFR30A
reference rate + 0.760% spread), 2021 1A
6.090% 6/16/36 249,453
250 (b) PenFed Auto Receivables Owner Trust 2022-A, 2022 A 4.830% 12/15/28 244,093
100 (b) PFS Financing Corp, 2024 D 5.340% 4/16/29 99,302
286 (b) RCKT Mortgage Trust 2022-4, 2022 4 4.000% 6/25/52 247,412
223 (b) Sequoia Mortgage Trust 2020-1, 2020 1 3.852% 2/25/50 169,625
205 (b) Sequoia Mortgage Trust 2021-4, 2021 4 2.500% 6/25/51 157,245
141 (b) Taco Bell Funding LLC, 2016 1A 4.970% 5/25/46 137,550
142 (b) Taco Bell Funding LLC, 2021 1A 1.946% 8/25/51 127,910
260 (b) Tesla Auto Lease Trust, 2023 B 6.570% 8/20/27 261,468
250 (b),(c) Texas Debt Capital CLO 2024-I Ltd, (TSFR3M reference rate
+ 1.950% spread), 2024 1A
7.220% 4/22/37 250,318
50 Volkswagen Auto Lease Trust, 2024 A 5.210% 6/21/27 49,641
500 Wells Fargo Commercial Mortgage Trust 2015-NXS2, 2015
NXS2
3.767% 7/15/58 483,654
165 Wells Fargo Commercial Mortgage Trust 2017-C38, 2017
C38
3.917% 7/15/50 151,120
100 (b) Ziply Fiber Issuer LLC, 2024 1A 6.640% 4/20/54 99,875
Total Asset-Backed and Mortgage-Backed Securities
(cost $24,993,539) 25,146,062
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 1 .0 % X 253,757
Equity Real Estate Investment Trusts (REITs) - 1.0%
$ 250 (b) SBA Tower Trust 6.599% 1/15/28 $ 253,757
Total Equity Real Estate Investment Trusts (REITs) 253,757
Total Corporate Bonds
(cost $254,205) 253,757
Total Long-Term Investments
(cost $25,247,744) 25,399,819
Other Assets & Liabilities, Net -  0.7% 177,138
Net Assets - 100% $ 25,576,957

Nuveen Securitized Credit Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Securitized Credit
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities $ – $ 25,146,062 $ – $ 25,146,062
Corporate Bonds – 253,757 – 253,757
Total $ – $ 25,399,819 $ – $ 25,399,819
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $11,370,843 or 44.8% of Total Investments.
(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
REIT Real Estate Investment Trust
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.

Nuveen Ultra Short Municipal Managed
Accounts Portfolio
Portfolio of Investments April 30, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 98.5%
X –
MUNICIPAL BONDS - 98 .5 % X 9,845,000
California - 18.9%
$ 335 (c) Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Series 2024D, 3.650%, 4/01/59, (Mandatory Put 4/30/24)
4/24 at 100.00 $ 335,000
215 (c) California State, General Obligation Bonds, Kindergarten University,
Series 2004A-2, 3.500%, 5/01/34, (Mandatory Put 4/30/24)
4/24 at 100.00 215,000
335 (c) California Statewide Communities Development Authority, Revenue
Bonds, Rady Children's Hospital of San Diego, Variable Rate Revenue
Bonds, Series 2008B, 3.600%, 8/15/47, (Mandatory Put 4/30/24)
4/24 at 100.00 335,000
335 (c) Irvine Ranch Water District, California, Certificates of Participation, Series
2009S, 3.750%, 10/01/41, (Mandatory Put 4/30/24)
4/24 at 100.00 335,000
335 (c) Metropolitan Water District of Southern California, Water Revenue Bonds,
Refunding Variable Rate Demand Series 2016B-2, 3.650%, 7/01/37,
(Mandatory Put 4/30/24)
4/24 at 100.00 335,000
335 (c) San Mateo County Transportation Authority, California, Sales Tax Revenue
Bonds, Limited Tax Variable Rate Demand Subordinate Series 2020B,
3.600%, 6/01/49, (Mandatory Put 4/30/24)
4/24 at 100.00 335,000
Total California 1,890,000
Colorado - 3.2%
325 (c) Colorado Health Facilities Authority, Revenue Bonds, Boulder Community
Hospital Project, Variable Rate Demand Obligations Series 2000, 3.930%,
10/01/30, (Mandatory Put 5/07/24)
5/24 at 100.00 325,000
Total Colorado 325,000
Connecticut - 6.7%
335 (c) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2013A, 3.000%, 7/01/42, (Mandatory Put 4/30/24)
4/24 at 100.00 335,000
335 (c) Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2016A-3, 3.750%, 11/15/45, (Mandatory Put
5/07/24)
4/24 at 100.00 335,000
Total Connecticut 670,000
District of Columbia - 3.4%
335 (c) Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Series 2010D, 3.780%, 10/01/40, (Mandatory Put 5/07/24)
4/24 at 100.00 335,000
Total District of Columbia 335,000
Florida - 1.0%
100 (c) JEA, Florida, Water and Sewerage System Revenue Bonds, Variable Rate
Demand Obligations Series 2008A-1 & 2008A-2, 3.750%, 10/01/42,
(Mandatory Put 5/07/24)
4/24 at 100.00 100,000
Total Florida 100,000
Louisiana - 3.4%
335 (c) Louisiana State, Gasoline and Fuels Tax Second Lien Revenue Bonds,
Refunding Series 2023A-2, 3.750%, 5/01/43, (Mandatory Put 4/30/24)
4/24 at 100.00 335,000
Total Louisiana 335,000
Massachusetts - 6.3%
300 (c) Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2008U-6E, 3.750%, 10/01/42, (Mandatory Put 4/30/24)
4/24 at 100.00 300,000
335 (c) Massachusetts Development Finance Agency, Revenue Bonds, Mass
General Brigham, Series 2024E-2, 3.450%, 7/01/52, (Mandatory Put
4/30/24)
4/24 at 100.00 335,000
Total Massachusetts 635,000

Nuveen Ultra Short Municipal Managed Accounts Portfolio
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan - 3.4%
$ 335 (c) University of Michigan, General Revenue Bonds, Refunding Series 2012D-
1, 3.600%, 12/01/24, (Mandatory Put 4/30/24)
4/24 at 100.00 $ 335,000
Total Michigan 335,000
Missouri - 3.0%
300 (c) Missouri Health and Educational Facilities Authority, Revenue Bonds,
Washington University, Variable Rate Demand Obligations, Series 2000B,
3.650%, 3/01/40, (Mandatory Put 4/30/24)
5/24 at 100.00 300,000
Total Missouri 300,000
New Jersey - 3.0%
300 (c) New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Virtua Health, Series 2009D, 3.700%, 7/01/43, (Mandatory Put 5/07/24)
4/24 at 100.00 300,000
Total New Jersey 300,000
New York - 20.1%
335 (c) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Variable Rate Series 2005D-2, 3.750%, 11/01/35, (Mandatory Put
4/30/24)
4/24 at 100.00 335,000
335 (c) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014
Adjustable Rate Series AA-6, 3.700%, 6/15/48, (Mandatory Put 4/30/24)
4/24 at 100.00 335,000
335 (c) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series A-4, 3.800%, 8/01/39,
(Mandatory Put 4/30/24)
4/24 at 100.00 335,000
335 (c) New York City, New York, General Obligation Bonds, Subseries G-6 Fiscal
Series 2012, 3.850%, 4/01/42, (Mandatory Put 4/30/24)
4/24 at 100.00 335,000
335 (c) New York State Housing Finance Agency, 3.750%, 5/15/41, (Mandatory
Put 5/07/24)
4/24 at 100.00 335,000
335 (c) Trust for Cultural Resources of The City of New York/The, 3.670%, 2/01/34,
(Mandatory Put 5/07/24)
4/24 at 100.00 335,000
Total New York 2,010,000
North Carolina - 3.3%
330 (c) Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate Demand
Series 2007E, 3.750%, 1/15/44 - AGM Insured, (Mandatory Put 4/30/24)
4/24 at 100.00 330,000
Total North Carolina 330,000
Ohio - 3.4%
335 (c) Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2010C, 3.750%, 6/01/34, (Mandatory Put 4/30/24)
4/24 at 100.00 335,000
Total Ohio 335,000
Pennsylvania - 6.7%
335 (c) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Variable
Rate Series 2020, 3.800%, 12/01/39, (Mandatory Put 5/07/24)
5/24 at 100.00 335,000
335 (c) Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighth Series,
Variable Rate Demand Obligations, Series 2009C, 3.780%, 8/01/31,
(Mandatory Put 5/07/24)
5/24 at 100.00 335,000
Total Pennsylvania 670,000
Tennessee - 3.3%
335 (c) Metropolitan Government of Nashville and Davidson County Industrial
Development Board, Tennessee, Multifamily Housing Revenue Bonds,
Summit Apartments Project, Refunding Series 2006, 3.800%, 7/15/36,
(Mandatory Put 5/07/24)
5/24 at 100.00 335,000
Total Tennessee 335,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia - 9.4%
$ 355 (c) Fairfax County Economic Development Authority, Virginia, Revenue
Bonds, Smithsonian Institution, Series 2003B, 3.720%, 12/01/33,
(Mandatory Put 5/07/24)
4/24 at 100.00 $ 355,000
250 (c) Loudoun County Industrial Development Authority, Virginia, Revenue
Bonds, Howard Hughes Medical Institute, Variable Rate Demand
Obligations, Series 2003D, 3.570%, 2/15/38, (Mandatory Put 5/07/24)
5/24 at 100.00 250,000
335 (c) Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Refunding Series 2020C, 3.850%,
7/01/52, (Mandatory Put 5/07/24)
4/24 at 100.00 335,000
Total Virginia 940,000
Total Municipal Bonds
(cost $9,845,000) 9,845,000
Total Short-Term Investments
(cost $9,845,000) 9,845,000
Total Investments (cost $ 9,845,000 ) - 98 .5% 9,845,000
Other Assets & Liabilities, Net -  1.5% 155,000
Net Assets - 100% $ 10,000,000
Ultra Short Municipal
Level 1 Level 2 Level 3 Total
Short-Term Investments:
Municipal Bonds – 9,845,000 – 9,845,000
Total $ – $ 9,845,000 $ – $ 9,845,000
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.